[Independence Investments Logo]



October 20, 2004

Dear Shareholder,

I am writing to ask for your vote on an important matter affecting your investment in Independence Small Cap Portfolio ("your fund").

The trustees of your fund are recommending a reorganization to merge your fund into the John Hancock Small Cap Fund, a newly created fund with investment objectives and policies substantially similar to your fund. Let me reassure you that the current portfolio manager and investment approach will stay the same after the transition. If shareholders approve this reorganization, Independence Investment LLC will be retained as a subadviser to manage the new fund. Your current team of portfolio managers, led by Charles S. Glovsky, CFA, will continue to manage your fund. We will manage the John Hancock Small Cap Fund in the same manner as we manage your fund today, selectively seeking small cap companies with improving fundamentals that are statistically undervalued and have an identifiable catalyst for change.

As part of the John Hancock Funds family you will also enjoy the benefits of being part of a broadly diversified fund group. These benefits include having the right to exchange fund shares into any of the more than 30 other John Hancock funds without a sales charge and, in a broader context, having access to all of John Hancock Funds' shareholder services. By combining forces with John Hancock Funds, we also hope to see the assets in the reorganized fund increase significantly. With additional assets under management, there is the potential to reach economies of scale that would lower expenses for all shareholders.


It is important to note that this transaction will result in an immediate decrease in the Fund's contractual expense limitation. John Hancock Funds has agreed to cap total expenses at 1.65% until a year after the reorganization inclusive of a 0.30% charge to pay for the cost of distribution (commonly referred to as a 12b-1 fee). The newly reorganized fund's expense limitation is both lower, and in place for a longer period of time, than your fund's current expense limitation of 1.85% that is set to expire on March 1, 2005. Also, current shareholders of the Independence Small Cap Portfolio will be able to purchase additional shares of the new John Hancock Small Cap Fund without incurring any sales charges.


After careful consideration, your fund's Board of Trustees has unanimously agreed to the reorganization of the Independence Small Cap Portfolio into the John Hancock Small Cap Fund. The enclosed proxy statement contains further explanation and important details of the reorganization that I strongly encourage you to read before voting. If approved by the shareholders, the reorganization is scheduled to take place at the close of business on December 3, 2004.

Your vote makes a difference. Please review the enclosed proxy materials and complete, sign and return the proxy ballot to us immediately. Your prompt response will help us avoid the need for additional mailings. For your convenience, we have provided a postage-paid return envelope.

If you have any questions or need additional information, please contact a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00 A.M. and 7:00 P.M. Eastern Time. I thank you for your prompt vote on this matter.

                                                Sincerely,

                                                [Signature]

                                                Mark C. Lapman, Ph.D., CFA
                                                President and CEO
                                                Independence Investment LLC

[Independence Investments Logo]


INDEPENDENCE SMALL CAP PORTFOLIO
A Series of The Advisors' Inner Circle Fund
PO Box 219009
Kansas City, MO 64121


NOTICE OF MEETING OF SHAREHOLDERS SCHEDULED FOR DECEMBER 1, 2004

This is the formal agenda for your fund's shareholder meeting (the "Meeting"). It tells you what matters will be voted on and the time and place of the Meeting, in case you want to attend in person.


To the shareholders of Independence Small Cap Portfolio ("Independence Fund" or "your fund"):
A shareholder Meeting for your fund will be held at the offices of SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania on Wednesday, December 1, 2004 at 11:00 A.M., Eastern Time, to consider the following:


1. A proposal to approve an Agreement and Plan of Reorganization (the "Agreement") between your fund and John Hancock Small Cap Fund (the "John Hancock Fund"). Under this Agreement, your fund will transfer all of its assets to the John Hancock Fund in exchange for Class A shares of the John Hancock Fund, a newly-created fund with substantially similar investment objectives and policies as your fund. Class A shares of the John Hancock Fund will be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. The John Hancock Fund also will assume your fund's liabilities. Your fund's current investment adviser will act as subadviser to the John Hancock Fund. Your board of trustees recommends that you vote FOR this proposal.

2.  Any other business that may properly come before the Meeting.

Shareholders of record as of the close of business on October 5, 2004 are entitled to vote at the Meeting and any related follow-up meetings.

Whether or not you expect to attend the Meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, the fund may be required to make additional solicitations.

                         By order of the board of trustees,



                         James F. Volk
                         President


October 20, 2004

PROXY STATEMENT OF
INDEPENDENCE SMALL CAP PORTFOLIO
(a series of The Advisors' Inner Circle Fund)
PO Box 219009
Kansas City, MO 64121
1-866-777-8227

PROSPECTUS FOR CLASS A SHARES OF
JOHN HANCOCK SMALL CAP FUND
(a series of John Hancock Equity Trust)
101 Huntington Avenue
Boston, MA 02199
1-800-225-5291

This proxy statement and prospectus contains the information you should know before voting on the proposed reorganization of Independence Small Cap Portfolio ("Independence Fund" or "your fund") into John Hancock Small Cap Fund (the "John Hancock Fund"), an open-end management investment company. Please read it carefully and retain it for future reference.

How the Reorganization Will Work

 o Your fund will transfer all of its assets to the John Hancock Fund. The John Hancock Fund will assume your fund's liabilities.

 o The John Hancock Fund will issue Class A shares to your fund with an aggregate net asset value equal to your fund's net assets. Class A shares of the John Hancock Fund will be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. As of the close of the reorganization, you will hold the same number of shares of the John Hancock Fund as you held in your fund immediately before the reorganization and the aggregate net asset value of such shares will be the same as the net asset value of your shares of your fund on the reorganization date.

 o Your fund will be liquidated and you will become a shareholder of the John Hancock Fund.

 o John Hancock Advisers, LLC ("JHA") will act as investment adviser to the John Hancock Fund. Your fund's current investment adviser, Independence Investment LLC ("Independence"), will act as subadviser to the John Hancock Fund.

 o The reorganization is not intended to result in income, gain or loss for federal income tax purposes.

An investment in the John Hancock Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Shares of the John Hancock Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why Your Fund's Trustees are Recommending the Reorganization

The trustees of The Advisors' Inner Circle Fund, a Massachusetts business trust of which your fund is a series, believe that reorganizing your fund into an investment company with substantially similar investment policies that is part of the John Hancock family of funds and is subadvised by Independence offers you potential benefits. These potential benefits include:

 o Potential to attract additional assets, which may reduce per share operating expenses in the long term;

 o Continuity of portfolio management, since Independence will be subadviser to the John Hancock Fund;

 o JHA's experience and resources in managing mutual funds;


 o The expected tax-free nature of the reorganization for federal income tax purposes;

 o The undertaking by JHA to pay the expenses your fund incurs in connection with the reorganization;


 o JHA's commitment for at least one year following the reorganization to limit the total operating expenses of Class A shares of the John Hancock Fund;
   and

 o The exchange privileges offered to shareholders of the John Hancock Fund as well as the waiver of sales charges on additional purchases of Class A shares of the John Hancock Fund.

Therefore, your fund's trustees recommend that you vote FOR the reorganization.

------------------------------------------------------------------------------------------------------------------------------
Where to Get More Information
------------------------------------------------------------------------------------------------------------------------------

 Your fund's prospectus dated March 1, 2004.                 Available to you free of charge by calling 1-800-791-4226.
                                                             This prospectus, which is also on file with the Securities and
                                                             Exchange Commission ("SEC"), is incorporated by reference
                                                             into this proxy statement and prospectus.

------------------------------------------------------------------------------------------------------------------------------
 The John Hancock Fund's prospectus dated October 15,        In the same envelope as this proxy statement and prospectus.
 2004.                                                       This prospectus, which is also on file with the SEC, is
                                                             incorporated by reference into this proxy statement and
                                                             prospectus.
------------------------------------------------------------------------------------------------------------------------------

Your fund's annual and semiannual reports to                Available to you free of charge by calling 1-800-791-4226.
 shareholders.                                               Also on file with the SEC. See "Available Information." These reports are incorporated by reference into this proxy statement and prospectus.

------------------------------------------------------------------------------------------------------------------------------
 A statement of additional information (the "SAI") dated     Available to you free of charge by calling 1-800-225-5291.
 October 15, 2004. It contains additional information        Also on file with the SEC. This statement of additional
 about your fund and the John Hancock Fund.                  information is incorporated by reference into this proxy
                                                             statement and prospectus.
------------------------------------------------------------------------------------------------------------------------------

 To ask questions about this proxy statement and             Call the following toll-free telephone number: 1-800-225-5291.
 prospectus.

------------------------------------------------------------------------------------------------------------------------------

      The date of this proxy statement and prospectus is October 20, 2004.

TABLE OF CONTENTS

                                                                        Page
                                                                        -----
INTRODUCTION ........................................................     4
SUMMARY .............................................................     4
PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION ............     9
CAPITALIZATION ......................................................    12
BOARDS' EVALUATION AND RECOMMENDATION ...............................    12
VOTING RIGHTS AND REQUIRED VOTE .....................................    13
ADDITIONAL INFORMATION ABOUT JOHN HANCOCK SMALL CAP FUND ............    13
MATERIAL PROVISIONS OF THE MANAGEMENT CONTRACT AND THE SUB-INVESTMENT
 MANAGEMENT CONTRACT ................................................    14
JOHN HANCOCK SMALL CAP FUND CLASS A RULE 12B-1 PLAN .................    16
FINANCIAL HIGHLIGHTS ................................................    18
INFORMATION CONCERNING THE MEETING ..................................    19
OWNERSHIP OF SHARES OF THE FUNDS ....................................    20
EXPERTS .............................................................    21
AVAILABLE INFORMATION ...............................................    21
EXHIBIT A--AGREEMENT AND PLAN OF REORGANIZATION .....................    A-1

INTRODUCTION


This proxy statement and prospectus is being used by your fund's board of trustees to solicit proxies to be voted at a special meeting (the "Meeting") of your fund's shareholders. This Meeting will be held at the offices of SEI Investments Global Funds Services on Wednesday, December 1, 2004 at 11:00 A.M., Eastern Time. The purpose of the Meeting is to consider a proposal to approve an Agreement and Plan of Reorganization providing for the reorganization of your fund into the John Hancock Fund, a newly created mutual fund that is not yet operational. You should understand that if you vote in favor of the reorganization of your fund, you are approving a reorganization into a class of shares subject to Rule 12b-1 fees.


This proxy statement and prospectus is being mailed to your fund's shareholders on or about October 20, 2004.

Who is Eligible to Vote?
Shareholders of record as of the close of business on October 5, 2004 are entitled to attend and vote at the Meeting or any adjournment of the Meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the Meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the Meeting, your shares will be voted at the discretion of the persons named as proxies.

SUMMARY

The following is a summary of more complete information appearing later in this proxy statement and prospectus or incorporated herein. You should read carefully the entire proxy statement, including the Agreement and Plan of Reorganization attached as Exhibit A because they contain details that are not in the summary.

Comparison of Independence Fund to the John Hancock Fund



                    Independence Fund                                      John Hancock Fund
-------------------------------------------------------------------------------------------------------------------------
 Business           A diversified series of The Advisors' Inner Circle     A newly organized diversified series of
                    Fund, an open-end investment management                John Hancock Equity Trust, an open-end
                    company organized as a Massachusetts business          investment management company organized
                    trust.                                                 as a Massachusetts business trust.
-------------------------------------------------------------------------------------------------------------------------

Net assets as of    $ 22,160,437.68                                        None. The John Hancock Fund is newly
August 31, 2004                                                            organized and does not expect to commence
                                                                           investment operations until immediately after
                                                                           the reorganization occurs.

-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                           Independence Fund
--------------------------------------------------------------------------------
 Investment advisers and   Investment adviser:
 portfolio managers        Independence Investment LLC (as defined
                           above, "Independence")

                           Portfolio Manager:
                           Charles S. Glovsky, CFA

                           o Principal and senior vice president of adviser
                           o Joined adviser in 2000
                           o Senior portfolio manager, Dewey Square
                             Investors Corp. (1998-2000)
                           o Began business career in 1979
--------------------------------------------------------------------------------
Investment objectives     The fund seeks maximum capital appreciation
                          consistent with reasonable risk to principal.

                          The fund's investment objective is non-
                          fundamental and can be changed without
                          shareholder approval.
--------------------------------------------------------------------------------
Primary investments       At least 80% of its assets in equity securities of
                          small capitalization companies (i.e., companies
                          with market capitalizations under $2 billion).
--------------------------------------------------------------------------------
Investment strategies     In managing the portfolio, the portfolio manager
                          selects securities using a bottom-up selection
                          process that focuses on stocks of statistically
                          undervalued yet promising companies that the
                          portfolio manager believes are likely to show
                          improving fundamental prospects with an identifiable
                          catalyst for change. Such catalysts may include a new
                          product, new management, regulatory
                          changes, industry or company restructuring or a
                          strategic acquisition.

                          The portfolio manager attempts to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure change in earnings estimate expectations. The portfolio manager additionally narrows the list of stocks using fundamental security analysis.


                          Each fund may sell a security if, among other reasons, it reaches the target price set by the portfolio manager, the portfolio manager determines that the security is overvalued or the portfolio manager believes that earnings expectations or the fundamental outlook for the company has deteriorated.

                          Each fund may make limited use of derivatives
                          (investments whose value is based on securities, indexes or currencies).

                          Each fund may trade securities actively.


--------------------------------------------------------------------------------
Temporary defensive       During unusual economic, market, political or other
strategies                circumstances, each fund may invest up to
                          100% of its assets temporarily in investment-grade
                          short-term securities.
--------------------------------------------------------------------------------
Diversification           Each fund is diversified for the purpose of the
                          Investment Company Act of 1940 (the "Investment
                          Company Act"), and each fund is subject to
                          diversification requirements under the Internal
                          Revenue Code of 1986 (the "Code"). This means that
                          with respect to 75% of a fund's total assets,
                          the fund may not invest more than 5% of the fund's
                          total assets in the securities of any single
                          issuer or own more than 10% of the outstanding voting
                          securities of any one issuer, in each case
                          other than (i) securities issued or guaranteed by the
                          U.S. government, its agencies or its
                          instrumentalities or (ii) securities of other
                          investment companies.
--------------------------------------------------------------------------------
Industry Concentration    Each fund may not invest more than 25% of its assets
                          in any one industry. This limitation does
                          not apply to investment in obligations of the U.S.
                          government or any of its agencies,
                          instrumentalities or authorities.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                           John Hancock Fund
--------------------------------------------------------------------------------
 Investment advisers and   Investment adviser:
 portfolio managers        John Hancock Advisers, LLC (as defined
                           above, "JHA")

                           Investment subadviser:
                           Independence Investment LLC (as defined
                           above, "Independence") Independence is an affiliate of JHA.

                           Portfolio Manager:
                           Charles S. Glovsky, CFA
                           o Principal and senior vice president of
                             subadviser
                           o Joined subadviser in 2000
                           o Senior portfolio manager, Dewey Square
                             Investors Corp. (1998-2000)
                           o Began business career in 1979
--------------------------------------------------------------------------------
 Investment objectives     The fund seeks capital appreciation.

                           The fund's investment objective is non-
                           fundamental and can be changed without
                           shareholder approval.
--------------------------------------------------------------------------------

 Primary investments       At least 80% of its assets in equity securities of
                           small capitalization companies (i.e., companies
                           in the capitalization range of the Russell 2000
                           Index which was $67.8 million to $1.97
                           billion as of August 31, 2004).

--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
                             Independence Fund                                   John Hancock Fund
----------------------------------------------------------------------------------------------------------------------------------
 Other investment            As described above, the funds have substantially similar principal investment strategies and
 policies and restrictions   policies.
----------------------------------------------------------------------------------------------------------------------------------

 Sales charges               Shares are offered with no sales charges.           The Class A shares of the John Hancock Fund
                                                                                 you receive in the reorganization will not be
                                                                                 subject to any sales charge. Moreover, if you
                                                                                 own shares as of the closing of the
                                                                                 reorganization, you may purchase additional
                                                                                 Class A shares of the John Hancock Fund
                                                                                 through the account established in the
                                                                                 reorganization in the future without paying
                                                                                 any sales charge.


                                                                                 Except as described above, Class A shares
                                                                                 of the John Hancock Fund are subject to a
                                                                                 front-end sales charge of up to 5.00%. The
                                                                                 John Hancock Fund also offers several other
                                                                                 classes of shares which are subject to different
                                                                                 sales charges and 12b-1 fees, as well as a class
                                                                                 of shares for institutional investors without
                                                                                 any sales charges or 12b-1 fees.
----------------------------------------------------------------------------------------------------------------------------------
 Management and              Your fund pays an advisory fee on an annual         The John Hancock Fund will pay JHA a
 administration fees,        basis equal to 0.85% of the fund's average net      management fee equal to 0.90% annually
 distribution and service    assets. In addition, your fund pays separate        of average daily net assets. JHA pays the fee
 (12b-1) fee and overall     administration and transfer agency fees.            of Independence as the subadviser to the
 expenses                                                                        John Hancock Fund. The John Hancock Fund
                             Shares of your fund are not subject to a            pays separate accounting and legal services
                             12b-1 fee.                                          and transfer agent fees.

                             Independence has agreed contractually to limit      Class A shares are subject to a 12b-1 fee equal
                             your fund's total operating expenses (excluding     to 0.30% annually of average daily net assets.
                             interest, taxes, brokerage commission and
                             extraordinary expenses) until March 1, 2005         For a period of one year following the
                             to 1.85% of its average net assets. Until           reorganization, JHA has agreed to limit the
                             September 30, 2004, Independence temporarily        John Hancock Fund's Class A total expenses
                             limited total operating expenses to 1.15% of        to 1.65% of average daily net assets.
                             average daily net assets. During the twelve-
                             month period ended April 30, 2004, the fund's
                             total operating expenses per share (before
                             waiver of fees or reimbursement of expenses)
                             were equal to 2.49% of average daily net assets.
----------------------------------------------------------------------------------------------------------------------------------
 Buying shares               You may buy shares directly through the fund's      Subject to sales charges except as noted above
                             transfer agent or other financial intermediaries    (see "Sales charges"), you may buy shares
                             as described in detail in your fund's prospectus.   through your financial representative or
                                                                                 directly through the fund's transfer agent as
                                                                                 described in detail in the John Hancock Fund's
                                                                                 prospectus.
----------------------------------------------------------------------------------------------------------------------------------
 Exchange privilege          Not applicable.                                     You may exchange shares of the John Hancock
                                                                                 Fund without incurring an exchange fee with
                                                                                 the more than 30 other funds in the John
                                                                                 Hancock fund family. An exchange generally is
                                                                                 treated as a sale and a new purchase of shares
                                                                                 for federal income tax purposes.

                                                                                 The John Hancock Fund also offers a class of
                                                                                 shares designed for institutional investors. If
                                                                                 you qualify for such class after the closing of
                                                                                 the reorganization you may exchange the Class
                                                                                 A shares of the John Hancock Fund received
                                                                                 in the reorganization for shares of the
                                                                                 institutional class.
----------------------------------------------------------------------------------------------------------------------------------

Comparison of Principal Risks of Investing in the Funds

Because each fund has the same portfolio management team and substantially similar investment objectives, policies and strategies, the funds are subject to the same principal risks:

The management strategy of both funds has a significant influence on fund performance. Independence's investment strategy is to invest in a diversified portfolio of common stocks, consisting primarily of securities of small capitalization companies. Stocks in either fund may not increase their earnings at the rate anticipated by fund management and the strategies employed by the fund may not match the performance of other strategies at different times or under different market or economic conditions.

The value of an investment in either fund will fluctuate in response to stock market movements or movements in the particular securities or types of securities held by the fund.

The fund's management strategy has a significant influence on fund performance. Small capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium or large capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategy or the quantitative screening parameters do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that either fund makes investments with additional risks, these risks could increase volatility or reduce performance:

  o Certain derivatives could produce disproportionate losses.

  o In a down market, higher risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small capitalization stocks, especially those with low trading volumes.

Investments in the funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in either fund.

Other Consequences of the Reorganization

The funds each pay management fees, and the John Hancock Fund pays Rule 12b-1 fees, equal to the following annual percentages of average daily net assets:



                                                   John Hancock Fund
      Independence Fund   John Hancock Fund   Combined Management Fee and
        Management Fee      Management Fee      Class A Rule 12b-1 Fee
--------------------------------------------------------------------------------
            0.85%               0.90%                    1.20%

The annual management fee rate payable by the John Hancock Fund (without giving effect to expense limitations) is higher than the rate paid by your fund. JHA will pay Independence its subadvisory fee. In addition to the advisory fee, your fund pays an administration fee that varies with the size of the fund and other factors, including minimum fee requirements, and was 0.81% of the fund's average daily net assets during the fund's twelve-month period ended April 30, 2004. JHA will provide these services either under its investment management agreement or under a separate accounting and legal services agreement pursuant to which JHA is entitled to be reimbursed for certain expenses, which reimbursement is estimated to be approximately 0.03% of average daily net assets. If you vote in favor of the reorganization, you are approving a reorganization into a class of shares subject to a Rule 12b-1 fee equal to 0.30% of the average daily net assets attributable to Class A shares and therefore, when combined with the John Hancock Fund's management fee, is higher than your fund's current management fee (as shown in the table above). Your fund does not currently have a 12b-1 fee.


For the twelve-month period ended April 30, 2004, your fund's per share operating expenses were 2.49% of average net assets (before waiver of fees or reimbursement of expenses). Independence has contractually agreed to limit certain of your fund's ordinary operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) until March 1, 2005 to 1.85% of its average net assets. In addition, from November 19, 2002 to September 30, 2004, Independence voluntarily agreed to limit such ordinary operating expenses to 1.15% of average daily net assets. Following Independence's discontinuation of the voluntary fee waiver on September 30, 2004, ordinary operating expenses on your fund rose to the contractual limit of 1.85%. Although the management fee and 12b-1 fee of the John Hancock Fund when combined are higher than your Fund's current management fee (your fund has no 12b-1 fee), the overall expenses of Class A shares of the John Hancock Fund are limited to 1.65%. This is lower than the contractual expense limit of 1.85% currently on your fund. In addition, the contractual limit on your fund expires on March 1, 2005, while the contractual expense limit on the John Hancock Fund is in place at least until December 3, 2005. With regard to the John Hancock Fund, JHA has agreed to waive, until the first anniversary of the closing of the reorganization, all or a portion of its management fee or to reimburse the fund to limit the fund's annual total expenses attributable to Class A shares to 1.65% of average daily net assets. After such date JHA may, but is not required to, limit the expenses of the John Hancock Fund.

Performance information for the John Hancock Fund is not presented because the fund has not yet commenced operations. As successor to your fund, the John Hancock Fund will assume your fund's historical performance after the reorganization.

The chart below shows performance information for your fund. The following performance information indicates some of the risks of investing in your fund. The bar chart shows how your fund's total return has varied from year to year. The table shows your fund's average annual total return (before and after taxes) over time compared with broad-based market indexes. Past performance before and after taxes does not indicate future results.

Calendar Year Total Returns*

[The following is based on a bar graph]

40
                                          34.62
30

20
               16.43   16.55
10
      4.59
0

-10
                               -15.23
-20
      1999     2000     2001     2002     2003

Your fund's year-to-date return as of June 30, 2004 was 10.00%.

 * During the period shown in the bar chart, your fund's highest quarterly return was 25.55% for the quarter ended June 30, 2001 and the lowest quarterly return was -16.97% for the quarter ended September 30, 2002.


                                        Average Annual Total Returns as of December 31, 2003
                                        -----------------------------------------------------
                                                  1 year       5 years      Since 12/16/98*
---------------------------------------------------------------------------------------------
Independence Fund
 Return Before Taxes                              34.62%       10.12%        11.49%
 Return After Taxes on Distributions(1)           33.99%        7.96%         9.31%
 Return After Taxes on Distributions and Sale
  of Fund Shares(1)                               22.48%        7.86%         9.06%

Russell 2000 Index(2)                             47.25%        7.13%         7.13%
S & P Small Cap 600 Index(3)                      38.79%        9.67%         9.67%

 * Commencement of operations. Index comparisons begin on 12/31/98

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2) An unmanaged index which measures the performance of the 2,000 smallest of the companies in the Russell 3000 Index based on market capitalization.

(3) An unmanaged index comprised of 600 U.S. stocks chosen for market size, liquidity and industry group representation.

The Funds' Fees and Expenses

Shareholders of both funds pay various fees and expenses, either directly or indirectly. The table below discusses the fees and expenses that you would pay if you were to buy and hold shares of each fund. The expenses in the table appearing below are based on (i) for your fund, the expenses of your fund for the twelve-month period ended April 30, 2004 and (ii) for the John Hancock Fund, the estimated annual expenses of the John Hancock Fund Class A shares. The John Hancock Fund's actual expenses may be greater or less.


Shareholder transaction fees (paid                         Independence          John Hancock Fund
directly from your investment)                                 Fund                   Class A
-------------------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
 purchases (as a % of purchase price)                         none                    5.00%(1)
Maximum deferred sales charge (load) as a %
 of purchase or sale price, whichever is less                 none                    none (2)
Redemption fee for shares held less than 90 days              2.00%                   none (3)
Exchange fee as a % of amount exchanged                       none                    none


Annual fund operating expenses
(deducted from fund assets) (as a %                        Independence         John Hancock Fund
of average net assets)                                         Fund                  Class A
-------------------------------------------------------------------------------------------------------
Management fee                                                0.85 %                   0.90 %
Distribution and service (12b-1) fee                          none                     0.30 %
Other expenses                                                1.64 %                   0.53 %
Total fund operating expenses                                 2.49 %                   1.73 %
Expense reduction(4)                                         (0.64)%                  (0.08)%
Net fund operating expenses                                   1.85 %                   1.65 %


(1) As described above, this sales charge does not apply to shares received in the reorganization or any subsequent purchases of the John Hancock Fund Class A shares by shareholders of your fund who become shareholders of record of the John Hancock Fund through the reorganization.


(2) Except for investments of $1 million or more redeemed within one year.

(3) Does not include wire redemption fee (currently $4.00).

(4) Independence has contractually agreed to waive fees and reimburse expenses in order to keep total annual fund operating expenses from exceeding 1.85% of the fund's average daily net assets at least until March 1, 2005. Until September 30, 2004, Independence temporarily waived a portion of its fees to keep the Independence Fund's total expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) from exceeding 1.15% of the fund's average daily net assets. The expense reduction for the John Hancock Fund is contractual and may not be modified or terminated until December 3, 2005.


The hypothetical example below shows what you, as a current shareholder, would pay if you invested $10,000 over the various time periods indicated in each fund. The example assumes that you purchased shares without a sales charge, reinvested all dividends and that the average annual return was 5% (the example for your fund assumes that the contractual expense limit expires on March 1,
2005). The example for the John Hancock Fund assumes the expense limitation is in effect until December 3, 2005. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.


                           Independence               John Hancock Fund
Example                        Fund                        Class A
--------------------------------------------------------------------------------

One Year                     $  236                       $  168
Three Years                  $  760                       $  537
Five Years                   $1,311                       $  931
Ten Years                    $2,814                       $2,034


PROPOSAL TO APPROVE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganization

 o The reorganization is scheduled to occur as of 5:00 P.M., Eastern Time, on December 3, 2004, but may occur on any later date before June 30, 2005 unless your fund and the John Hancock Fund agree in writing to a later date. Your fund will transfer all of its assets to the John Hancock Fund. The John Hancock Fund will assume your fund's liabilities. The net asset value of both funds will be computed as of 4:00 P.M., Eastern Time, on the reorganization date.

 o The John Hancock Fund will issue to your fund Class A shares with an aggregate net asset value equal to the net assets attributable to your fund's shares. These shares will immediately be distributed to your fund's shareholders in proportion to their holdings on the reorganization date. As a result, your fund's shareholders will end up as shareholders of the John Hancock Fund.

 o After the distribution of shares, your fund will be liquidated and terminated.

 o The reorganization is not intended to result in income, gain or loss for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the John Hancock Fund.

Agreement and Plan of Reorganization

The shareholders of your fund are being asked to approve an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The description of the Agreement and Plan of Reorganization contained herein is qualified in its entirety by the attached copy.

Reasons for the Proposed Reorganization

The trustees of your fund believe that the proposed reorganization will be advantageous to the shareholders of your fund for several reasons. The trustees considered the following matters, among others, in approving the proposal.

First, JHA and its affiliates have greater potential for increasing the size of the fund due to JHA's experience in distribution of mutual funds through a broader range of distribution channels than currently available to your fund. Over the long term, if this potential for a larger asset base is realized, it may reduce the fund's per share operating expenses and increase the portfolio management options available to the fund.

Second, shareholders of your fund will enjoy continuity of portfolio management. Because JHA will retain Independence to act as subadviser to the John Hancock Fund, the portfolio management team of your fund will be the same portfolio management team for the John Hancock Fund. JHA will oversee Independence as subadviser to the John Hancock Fund in accordance with the terms of their Sub-Investment Management Contract.

Third, although Independence will manage the assets of the John Hancock Fund as its subadviser, JHA will oversee the John Hancock Fund's operations. Your fund will benefit from JHA's experience and resources in managing investment companies. At June 30, 2004, JHA managed 50 investment companies and approximately 100 institutional and private accounts with approximately $29 billion in assets. JHA also has significant experience in overseeing funds managed by subadvisers. At June 30, 2004, JHA employed six subadvisers, that subadvised for seven of JHA's mutual funds with approximately $3 billion in net assets.


Fourth, at least until December 3, 2005, JHA will contractually limit the total expenses of Class A shares of the John Hancock Fund to 1.65% of average daily net assets. Even after the termination of this expense limitation, there is potential that the John Hancock Fund's expenses will be the same or lower than your fund's current expenses. Your fund's current expense limitation is 1.85% of average daily net assets. The John Hancock Fund's management fee and Rule 12b-1 fee in the aggregate are higher than your fund's current management fee. However, the greater long-term asset growth potential of the John Hancock Fund may result in economies of scale and other efficiencies in expenses, and ultimately lower overall expenses of the John Hancock Fund compared to those of your fund. If, however, the John Hancock Fund's total expenses are not lower than 1.65% and the expense limitation is not continued after December 3, 2005, overall expenses of the John Hancock Fund may be higher than those of your fund. Your fund's contractual limitation will expire on March 1, 2005. After that date, if the reorganization is not completed, your expenses have the potential to increase. For instance, for the twelve-month period ended April 30, 2004, total operating expenses before the voluntary fee waiver and contractual expense limitation were 2.49%.

Fifth, following the reorganization, former Independence Fund shareholders that meet the eligibility criteria for institutional class shares will be eligible to exchange the Class A shares of the John Hancock Fund received in the reorganization for shares of the John Hancock Fund's institutional class.

Sixth, the Class A shares of the John Hancock Fund received in the reorganization will provide your fund's shareholders with substantially the same investment advantages as they currently have, including the ability to purchase future shares without paying a sales charge.

Seventh, the John Hancock Fund is part of a diverse family of mutual funds, with over 30 funds that will be available to your fund's shareholders through exchanges.

Eighth, the anticipated tax-free nature of the reorganizations (as further discussed on the next page).

The board of trustees of the John Hancock Fund considered that the reorganization presents an excellent opportunity for the John Hancock Fund to acquire substantial investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity provides an economic benefit to the John Hancock Fund and its shareholders.

The boards of both funds also considered that each fund's investment adviser, as well as the John Hancock Fund's principal distributor, John Hancock Funds, LLC (the "Distributor"), will benefit from the reorganization. Because the John Hancock Fund will be the successor to your fund and will assume your fund's performance record, JHA expects to be able to increase the John Hancock Fund's assets at a faster rate than would otherwise be possible if it began offering a fund with similar objectives with no historical performance record. Such a growth in asset size benefits JHA by increasing its management fees and accelerating the point at which management of the fund is profitable to JHA. As subadviser to the John Hancock Fund, Independence would similarly benefit from increased assets. In addition, the Distributor will benefit through the adoption of the Class A Rule 12b-1 plan.

Comparative Fees and Expense Ratios. As discussed above, the management fee paid by your fund is lower than the fee paid by the John Hancock Fund. In addition, the John Hancock Fund's management fee and Class A Rule 12b-1 fee combined are higher than your fund's management fee alone. Your fund does not have a Rule 12b-1 fee. Nonetheless, JHA projects that the John Hancock Fund's other expenses during the current fiscal year will be 0.53% of average daily net assets, which is lower than your fund's other expenses of 1.64% of average daily net assets. JHA has agreed at least until December 3, 2005 to limit the John Hancock Fund's Class A total expenses to 1.65% of average daily net assets, which is lower than your fund's annual total expense ratio, after contractual expense limitation, for the twelve-month period ended April 30, 2004.

Tax Status of the Reorganization

The reorganization is not intended to result in income, gain or loss for United States federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Wilmer Cutler Pickering Hale and Dorr LLP, counsel to the John Hancock Fund, substantially to the effect that the reorganization described above will be a "reorganization" within the meaning of
Section 368(a) of the Code.

As a result, for federal income tax purposes:

 o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to the John Hancock Fund as described above or (2) the distribution by your fund of the John Hancock Fund shares to your fund's shareholders;

  o No gain or loss will be recognized by the John Hancock Fund upon the receipt of your fund's assets solely in exchange for the issuance of the John Hancock Fund shares to your fund and the assumption of your fund's liabilities by the John Hancock Fund;

  o The basis of the assets of your fund acquired by the John Hancock Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

  o The tax holding period of the assets of your fund in the hands of the John Hancock Fund will include your fund's tax holding period for those assets;

  o You will not recognize gain or loss upon the exchange of your shares of your fund solely for the John Hancock Fund shares as part of the reorganization;

  o The basis of the John Hancock Fund shares received by you in the reorganization will be the same as the basis of your shares of your fund surrendered in exchange; and

  o The tax holding period of the John Hancock Fund shares you receive will include the tax holding period of the shares of your fund surrendered in the exchange, provided that the shares of your fund were held as capital assets on the date of the exchange.

In rendering such opinions, counsel shall rely upon, among other things, reasonable assumptions as well as representations of your fund and the John Hancock Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

You should consult your tax adviser for the particular tax consequences to you of the transaction, including the applicability of any state, local or foreign tax laws.

Additional Terms of Agreement and Plan of Reorganization

Surrender of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, you must either surrender the certificates to your fund or deliver to your fund a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund may require (collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of the John Hancock Fund's shares. Shareholders may not redeem or transfer John Hancock Fund shares received in the reorganization until they have surrendered their fund share certificates or delivered an Affidavit. The John Hancock Fund will not issue share certificates in the reorganization.

Conditions to Closing the Reorganization. The obligation of your fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by the John Hancock Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 6 and 8 of the Agreement, attached as Exhibit A).

The obligation of the John Hancock Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Sections 7 and 8 of the Agreement, attached as Exhibit A).

The obligations of both funds are subject to the approval of the Agreement by the necessary vote of the outstanding shares of your fund, in accordance with the provisions of your fund's Agreement and Declaration of Trust and By-Laws. The funds' obligations are also subject to the receipt of a favorable opinion of Wilmer Cutler Pickering Hale and Dorr LLP as to the federal income tax consequences of the reorganization (see Section 8 of the Agreement, attached as Exhibit A).

Termination of Agreement. The board of either your fund or the John Hancock Fund may terminate the Agreement (even if the shareholders of your fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization. JHA will pay the expenses your fund incurs in connection with the reorganization.

CAPITALIZATION

The following table sets forth the capitalization of each fund as of August 31, 2004, and the pro forma combined capitalization of both funds as if the reorganization had occurred on that date. This table reflects the pro forma ratios of one Class A share of the John Hancock Fund being issued for each share of your fund. The exchange ratio will remain 1:1 on the closing date of the reorganization.


                                                      August 31, 2004
                               ------------------------------------------------------------------------
                                                                           John Hancock Fund
                                                     John Hancock Fund      Class A shares
                               Independence Fund       Class A shares          Pro Forma
-------------------------------------------------------------------------------------------------------
Net Assets                    $22.2 million                 N/A              $22.2 million
Net Asset Value Per Share           $ 10.91                 N/A                     $10.91
Shares Outstanding                2,030,298                 N/A                  2,030,298


Although you will receive the same number of shares of the John Hancock Fund that you held in the Independence Fund immediately prior to the reorganization, it is impossible to predict how many shares of the John Hancock Fund will actually be received and distributed by your fund on the reorganization date. The table should not be relied upon to determine the amount of the John Hancock Fund's shares that will actually be received and distributed.


BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of your fund, including the trustees who are not "interested persons" of your fund or Independence ("independent trustees"), approved the reorganization. In particular, the board of trustees determined that the reorganization is in the best interests of your fund. Similarly, the board of trustees of the John Hancock Fund, including its independent trustees, approved the reorganization. They also determined that the reorganization is in the best interests of the John Hancock Fund.


                 The trustees of your fund recommend that the
              shareholders of your fund vote FOR the proposal to
               approve the Agreement and Plan of Reorganization.

VOTING RIGHTS AND REQUIRED VOTE


Each share of your fund is entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. A quorum is required to conduct business at the Meeting. The presence in person or by proxy of a majority of shareholders entitled to cast votes at the Meeting will constitute a quorum. The favorable vote of a majority of the shares outstanding is required for approval of the proposal.




---------------------------------------------------------------------------------------------------------------
Shares                          Quorum                                   Voting
---------------------------------------------------------------------------------------------------------------
 In General                     All shares "present" in person or by     Shares "present" in person will be
                                proxy are counted towards a quorum.      voted in person at the Meeting.
                                                                         Shares present by proxy will be
                                                                         voted in accordance with
                                                                         instructions.

 Broker Non-Vote (where         Considered "present" at Meeting for      Broker non-votes do not count as a
 the underlying holder has      purposes of quorum.                      vote "for" and effectively result in a
 not voted and the broker                                                vote "against."
 does not have discretionary
 authority to vote the
 shares)
---------------------------------------------------------------------------------------------------------------
 Proxy with No Voting           Considered "present" at Meeting for      Voted "for" the proposal.
 Instruction (other than        purposes of quorum.
 Broker Non-Vote)
---------------------------------------------------------------------------------------------------------------
 Vote to Abstain                Considered "present" at Meeting for      Abstentions do not constitute a vote
                                purposes of quorum.                      "for" and effectively result in a vote
                                                                         "against."
---------------------------------------------------------------------------------------------------------------

If the required approval of shareholders is not obtained, the Meeting may be adjourned as more fully described in this proxy statement and prospectus. Your fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate.

ADDITIONAL INFORMATION ABOUT JOHN HANCOCK SMALL CAP FUND

Investment Adviser

JHA is the investment adviser to the John Hancock Fund. JHA, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and had approximately $29 billion in assets under management as of June 30, 2004 in its capacity as investment adviser to the funds in the John Hancock group of funds, as well as retail and institutional privately managed accounts.

JHA is an indirect, wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS") a financial services company with national headquarters at John Hancock Place, Boston, Massachusetts. JHFS is wholly owned by Manulife Financial Corporation ("Manulife"), a Canadian financial services company.

The board of trustees of the John Hancock Fund is responsible for overseeing the performance of the fund's investment adviser and subadviser and determining whether to approve and renew the fund's investment management contract and the sub-investment management contract. For a discussion of these contracts, see "Material Provisions of the Management Contract and the Sub-Investment Management Contract" below.

Investment Subadviser

Independence will serve as the John Hancock Fund's investment subadviser and is located at 53 State Street, Boston, Massachusetts 02109. Independence was founded in 1982 and provides investment advisory services to institutional investors. Independence is a wholly owned subsidiary of JHFS (a subsidiary of Manulife), and as of June 30, 2004, had total assets under management of over $10 billion.

MATERIAL PROVISIONS OF THE MANAGEMENT CONTRACT AND THE SUB-INVESTMENT MANAGEMENT CONTRACT

Management Contract -- Independence Fund

The following is a summary of the material terms of the your fund's existing investment advisory agreement with Independence (the "Independence Management Contract").

Services. Under the Independence Management Contract, Independence furnishes a continuous investment program for your fund, determines the securities and other investments to be purchased and sold by your fund, selects broker-dealers to execute such transactions, and places and negotiates orders with such broker-dealers. In addition to managing the investments of the fund, Independence furnishes office space and other facilities as may be required for carrying out its duties under the Independence Management Contract and pays all compensation of the personnel required by it to perform the services on the terms and for the compensation provided for under the contract. All operating costs and expenses relating to the fund not expressly assumed by Independence under the contract are paid by the fund.

Compensation. As compensation under the Independence Management Contract, the fund pays Independence a monthly investment advisory fee (accrued daily) based upon the average daily net assets of the fund at the rate of 0.85% annually. For the twelve-month period ended April 30, 2004, your fund incurred $132,219 in advisory fees.

Independence has contractually agreed to limit certain ordinary operating expenses to 1.85% of the average daily net assets of the fund. For the twelve month period ended April 30, 2004, Independence waived $100,132 pursuant to the fee waiver as well as $108,883 pursuant to the voluntary limitation.

Term. The Independence Management Contract continues in effect for successive annual periods, subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

Limitation of Liability. The Independence Management Contract provides that Independence shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder, and except as may otherwise be provided under provisions of applicable state law or Federal securities law which cannot be waived or modified.

Termination, Continuance and Amendment. The Independence Management Contract continues from year to year subject to approval of its continuance at least annually by the vote of (1) a majority of the independent trustees and (2) by all the trustees or by vote of a majority of the outstanding voting securities of your fund, in each case cast in person at a meeting called for the purpose of voting on such approval. The Independence Management Contract may be terminated at any time, without penalty (x) by the vote of a majority of the board of trustees, or by vote of a majority of the outstanding voting securities of the fund, on 30 days' written notice to Independence, or (y) by Independence, on 90 days' written notice to the trust. The Independence Management Contract is automatically terminated in the event of its "assignment," as defined in the 1940 Act. The Independence Management Contract was last approved by the board of trustees at a meeting called for that purpose on November 11, 2003.

Management Contract -- the John Hancock Fund

The following is a summary of the material terms of the John Hancock Fund's investment management contract with JHA (the "JHA Management Contract").

Services. Under the JHA Management Contract, JHA, subject to the direction of the trustees, provides the fund with a continuous investment program for the management of its assets, consistent with the fund's investment objective and policies. JHA provides for such investment program through the retention of Independence as subadviser. In addition, JHA:

 o pays the fee of Independence as subadviser and supervises Independence's activities as subadviser;

 o advises the fund in connection with policy decisions to be made by the trustees;

 o provides day-to-day administration; and

 o provides required reports and recommendations to the trustees and maintains the records of the fund.

JHA provides the fund with office space, supplies and other facilities required for the business of the fund. JHA pays the compensation of all officers and employees of the fund and pays the expenses of clerical services related to the administration of the fund. Other than expenses specifically assumed by JHA, all expenses incurred in the continuing operation of the fund are borne by the fund, including fees of the independent trustees and all fees of lawyers and accountants.

Compensation. The John Hancock Fund pays an investment management fee, paid daily, to JHA equal on an annual basis to 0.90% of the average daily net assets of the fund. Because the fund is not yet operational and does not expect to be operational until the consummation of the reorganization, the fund has not paid management fees in the past.

As described above, JHA has agreed until the first anniversary of the closing of the reorganization to reduce its fees and/or pay expenses of the John Hancock Fund to ensure that the fund's annual total operating expenses attributable to Class A shares will not exceed 1.65% of the fund's average daily net assets.

Term. The JHA Management Contract will take effect on the closing date of the reorganization and will remain in effect for two years. Thereafter, the JHA Management Contract will continue in effect from year to year subject to the annual approval of its continuance as described below under "Termination, Continuance and Amendment."

Limitation of Liability. The JHA Management Contract provides that JHA is not liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the matters to which the contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the JHA in the performance of its duties or from the reckless disregard of its obligations and duties under the contract.

Termination, Continuance and Amendment. Except as described above the JHA Management Contract continues from year to year subject to annual approval of its continuance by a majority of the independent trustees, cast in person at a meeting called for the purpose of voting on such approval, and annual approval by either (a) the fund's trustees, or (b) a majority of the fund's outstanding voting securities, as defined in the Investment Company Act. The contract may be terminated at any time without penalty on 60 days' written notice by the trustees, by a vote of a majority of the fund's outstanding voting securities, or by JHA. The contract terminates automatically in the event of its assignment or in the event that JHA ceases to act as the fund's investment adviser.

Use of Name "John Hancock." Under the JHA Management Contract, if JHA ceases to act as the fund's investments adviser, the fund (to the extent that it lawfully can) must cease to use the name "John Hancock Small Cap Fund" or any name derived from the name "John Hancock" or any other name indicating that the fund is advised by or otherwise associated with JHA.

Sub-Investment Management Contract -- the John Hancock Fund

Independence will serve as subadviser to the John Hancock Fund pursuant to a sub-investment management contract among the fund, JHA and Independence (the "Sub-Investment Management Contract"). The following is a summary of certain of the material terms of the Sub-Investment Management Contract.

Services. Under the Sub-Investment Management Contract Independence will, at its own expense:

 o furnish JHA and the fund with investment management and advisory services with respect to the purchase, holding and disposition of portfolio securities;

 o at JHA's request, consult with JHA and the fund as to exercise of voting rights, subscription rights, rights to consent to corporate action and any other rights pertaining to the fund's assets;

 o place orders for purchase and sale of securities;

 o furnish JHA and the fund with research, economic and statistical data in connection with the fund's investments and investment policies;

 o submit reports relating to the valuation of the fund's securities and monitor valuations in accordance with the fund's valuation procedures;

 o make reports of Independence's performance of its services and compliance with applicable statutory and regulatory requirements;

 o maintain certain books and records with respect to the fund's securities transactions; and

 o cooperate with and provide reasonable assistance to JHA, the fund, and the fund's other agents and representatives with respect to requests for information and preparation of regulatory filings and reports.

Independence as subadviser continues to trade through its own facilities.

Compensation. JHA will pay Independence a quarterly fee equal on an annual basis to 0.41% of the fund's average daily net assets. Payment will begin as soon as the fund breaks even on a cumulative incremental basis, or one year, whichever comes first.

Limitation of Liability. The Sub-Investment Management Contract provides that Independence shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by JHA, the fund or any of their affiliates as a result of any error of judgment or mistake of law by Independence with respect to the fund, except that Independence shall be liable for and shall indemnify JHA and the fund from any loss arising out of or based on (i) with regard to the fund, Independence causing the fund to be in violation of any applicable federal or state law, rule or regulation or any investment policy or restriction set forth in the fund's prospectus or statement of additional information or any written policies, procedures, guidelines or instructions provided in writing to Independence by the trustees or JHA, (ii) with regard to the fund, Independence causing the fund to fail to satisfy the requirements for qualification as a regulated investment company under the Code, or (iii) Independence's willful misfeasance, bad faith or gross negligence generally in the performance of its duties or its reckless disregard of its obligations and duties under the Sub-Investment Management Contract.

Term, Termination. The Sub-Investment Management Contract shall remain in force until June 30, 2009 and from year to year thereafter, provided its continuance is approved prior to June 30, 2006 and annually thereafter as required by the Investment Company Act. The Sub-Investment Management Contract may be terminated at any time on 10 days' written notice without penalty by (a) JHA,
(b) the John Hancock Fund's board of trustees, or (c) a majority of the John Hancock Fund's outstanding voting securities, as defined in the 1940 Act, and may be terminated upon 30 days written notice by Independence. Termination of the Sub-Investment Management Contract with respect to the John Hancock Fund shall not be deemed to terminate or otherwise invalidate any provisions of any contract between Independence and any other series of the John Hancock Equity Trust. The Sub-Investment Management Contract shall automatically terminate in the event of its assignment or upon termination of the JHA Management Contract.


JOHN HANCOCK SMALL CAP FUND CLASS A RULE 12b-1 PLAN

As described above, the John Hancock Fund has adopted a Rule 12b-1 plan for its Class A shares (the "Plan"). Because the 12b-1 fees payable under the Plan are an ongoing expense, over time they may increase the cost of your investment and your shares may cost more than shares that are not subject to a distribution or service fee or sales charge.

Compensation and Services. Under the Plan, the John Hancock Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% of the John Hancock Fund's average daily net assets attributable to Class A shares. The distribution fee will be used to reimburse John Hancock Funds, LLC (the "Distributor") for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to selling brokers and others (including affiliates of the Distributor) engaged in the sale of the John Hancock Fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of the John Hancock Fund shares. The service fees will be used to compensate selling brokers and others for providing personal and account maintenance services to shareholders. In the event that the Distributor is not fully reimbursed for payments or expenses incurred under the Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Because the John Hancock Fund is not yet operational and does not expect to be operational until the consummation of the reorganization, the John Hancock Fund has not paid Rule 12b-1 fees in the past.


Trustee Approval and Oversight. The Plan was approved by the board of trustees of the John Hancock Fund, including a majority of the John Hancock Fund's independent trustees, by votes cast in person at meetings called for the purpose of voting on the Plan on September 14, 2004. Pursuant to the Plan, at least quarterly, the Distributor will provide the fund with a written report of the amounts expended under the Plan and the purpose for which these expenditures were made. The trustees will review these reports on a quarterly basis to determine their continued appropriateness.


Term and Termination. The Plan provides that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the John Hancock Fund's board of trustees and the independent trustees. The Plan provides that it may be terminated without penalty, (a) by the vote of a majority of the John Hancock Fund's board of trustees, independent trustees, or by a vote of a majority of the John Hancock Fund's outstanding Class A shares or (b) by the Distributor upon 60 days' written notice to the fund. The Plan further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding Class A shares of the John Hancock Fund. The Plan provides that no material amendment to the Plan will be effective unless it is approved by a majority vote of the trustees and the independent trustees. The holders of Class A shares have exclusive voting rights with respect to the Plan. In adopting the Plan, the board of trustees concluded that, in their judgment, there is a reasonable likelihood that the Plan will benefit the holders of the applicable class of shares of the John Hancock Fund.


Joint Expenditures. Amounts paid to the Distributor under the Plan will not be used to pay the expenses incurred with respect to any other class of shares; provided, however, that expenses attributable to the John Hancock Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the board of trustees. From time to time, the John Hancock Fund may participate in joint distribution activities with other funds and the costs of those activities will be borne by each fund in proportion to the relative net asset value of the participating fund.

FINANCIAL HIGHLIGHTS

This table shows Independence Fund's financial performance for the fiscal periods indicated. Certain information reflects financial results for a single fund share. "Total return" shows how much your investment in the Independence Fund would have increased or decreased during each period, assuming you had reinvested all dividends and distributions. This information for the fiscal periods indicated below (other than the information for the period ended April 30, 2004, which is unaudited) has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. Their report and Independence Fund's financial statements are included in its Annual Report, which is available upon request.

Selected Per Share Data and Ratios
For a Share Outstanding Throughout Each Period



                                                                   Institutional Class Shares
                                    -----------------------------------------------------------------------------------------
                                      Six Months
                                        Ended                                                                  December 16,
                                      April 30,     Year Ended     Year Ended      Year Ended    Year Ended     1998*** to
                                         2004      October 31,     October 31,    October 31,   October 31,     October 31,
                                     (Unaudited)       2003          2002(2)          2001          2000           1999
                                    ------------- ------------- ---------------- ------------- ------------- ----------------
Net Asset Value,
 Beginning of Period ..............   $ 10.06        $  8.22       $  12.99         $ 14.64       $  9.44       $ 10.00
                                      --------        -------       --------         -------       -------       -------
Income from Operations:
 Net Investment Loss ..............    ( 0.04)        ( 0.05)        ( 0.16)         ( 0.29)       ( 0.12)       ( 0.09)
 Net Realized and Unrealized
  Gain (Loss) .....................      1.23           2.22           0.36 (1)      ( 1.17)         5.32        ( 0.47)
                                      --------       --------       --------         -------       -------       -------
 Total from Operations ............      1.19           2.17           0.20          ( 1.46)         5.20        ( 0.56)
                                      --------       --------       --------         -------       -------       -------
Distributions:
Net Realized Gain .................    ( 0.14)        ( 0.33)        ( 4.97)         ( 0.19)           --            --
                                      --------       --------       --------         -------       -------       -------
Total Distributions ...............    ( 0.14)        ( 0.33)        ( 4.97)         ( 0.19)           --            --
                                      --------       --------       --------         -------       -------       -------
Net Asset Value,
 End of Period ....................   $ 11.11        $ 10.06       $   8.22         $ 12.99       $ 14.64       $  9.44
                                      ========       ========       ========         =======       =======       =======
Total Return+ .....................     11.92%* *      27.41%        ( 3.59)%        ( 9.92)%       55.08%       ( 5.60)%**
                                      ========       ========       ========         =======       =======       =======
Ratios and Supplemental Data
Net Assets, End of Period
 (Thousands) ......................  $ 17,174        $15,709       $ 11,177         $ 9,877       $24,219      $ 15,893
Ratio of Expenses to Average
 Net Assets .......................      1.15%*         1.18%          2.28%           1.97%         1.39%         1.85%*
Ratio of Expenses to Average
 Net Assets (Excluding
 Waivers and/or
 Reimbursements) ..................      2.48%*         2.60%          2.69%           2.07%         1.49%         1.95%*
Ratio of Net Investment Loss to
 Average Net Assets ...............    ( 0.70)%*      ( 0.57)%       ( 1.92)%        ( 1.54)%      ( 0.95)%      ( 1.11)%*
Portfolio Turnover Rate ...........        47%            79%            92%             65%           84%           91%

*    Annualized
**   Not Annualized
***  Commencement of Operations
+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. Total return would have been lower had certain expenses not been waived by the Adviser during the periods indicated.
(1) The amount shown for the year ended October 31, 2002 for a share outstanding throughout the period does not accord with the aggregate net losses on investments for that period because of the sales and repurchase of Portfolio shares in relation to fluctuating market value of the investments of the Portfolio.
(2) On June 24, 2002, the Advisors' Inner Circle Fund Independence Small Cap Portfolio acquired the assets and liabilities of the UAM Independence Small Cap Portfolio, a series of the UAM Funds, Inc. The operations of the Advisors' Inner Circle Fund Independence Small Cap Portfolio prior to the acquisition were those of the predecessor fund, the UAM Independence Small Cap Portfolio.

Amounts designated as "--" are $0 or have been rounded to $0.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies


In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, Independence, and your fund's transfer agent, DST Systems, Inc., by the John Hancock Fund's transfer agent, John Hancock Signature Services, Inc. ("JHSS ") or by broker-dealer firms. JHSS, together with a third party solicitation firm, has agreed to provide proxy solicitation services to your fund at a cost of approximately $3,000. JHA will bear the cost of such solicitation.


Revoking Proxies

An Independence Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

 o By filing a written notice of revocation with your fund's transfer agent, DST Systems, Inc., 330 W 9th Street, Kansas City, MO 64105, or

 o By returning a duly executed proxy with a later date before the time of the Meeting, or

 o If a shareholder has executed a proxy but is present at the Meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the Meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum


As of October 5, 2004, 2,217,410 shares of beneficial interest of your fund were outstanding. Only shareholders of record on October 5, 2004 (the "record date") are entitled to notice of and to vote at the Meeting. The presence in person or by proxy by the majority of shareholders of your fund entitled to cast votes at the Meeting will constitute a quorum.


Other Business

Your fund's board of trustees knows of no business to be presented for consideration at the Meeting other than the proposal. If other business is properly brought before the Meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If, by the time scheduled for the Meeting, a quorum of shareholders is not present or if a quorum is present but sufficient votes "for" the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Meeting to another date and time, and the Meeting may be held as adjourned within a reasonable time after the date set for the original Meeting without further notice. Any such adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote all proxies in favor of the adjournment that voted in favor of the proposal or that abstained. They will vote against such adjournment those proxies required to be voted against the proposal. Broker non-votes will be disregarded in the vote for adjournment. If the adjournment requires setting a new record date or the adjournment is for more than 60 days from the initial record date set forth original Meeting (in which case the board of trustees of your fund will set a new record date), your fund will give notice of the adjourned meeting to its shareholders.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the adviser or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded.

 o A shareholder will be called on a recorded line at the telephone number in the fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

 o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the Meeting in accordance with the shareholder's instructions.

 o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail, with a toll-free number to call if the voting information contained in the confirmation is incorrect.

 o If the shareholder decides after voting by telephone to attend the Meeting, the shareholder can revoke the proxy at that time and vote the shares at the Meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the Meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. If you are voting via the Internet you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne by you.

 o Read the proxy statement and have your proxy card at hand.

 o Go to the Web site on the proxy card.

 o Enter control number found on your proxy card.


 o Follow the simple instructions on the Web site. Please call a John Hancock Funds Customer Service Representative at 1-800-225-5291 if you have any problems.


 o To insure that your instructions have been recorded correctly you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail if chosen.

Shareholders' Proposals

Your fund is not required, and does not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders must submit the proposal in writing, so that it is received by the fund at P.O. Box 219009, Kansas City, MO 64121 within a reasonable time before any meeting. If the reorganization is completed, your fund will not hold another shareholder meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of your fund, as of October 5, 2004, the following persons owned of record or beneficially 5% or more of the outstanding shares of Independence Fund. No shares of the John Hancock Fund were outstanding as of that date.



Name and Address                    % Ownership*        Type of Ownership
-----------------------------------------------------------------------------
Charles Schwab & Co Inc                 29.25%               Record
Reinvest Account
Attn Mutual Funds
101 Montgomery St
San Francisco, CA

Jupiter & Co                            27.29%               Record
C/O Investors Bank & Trust Co
PO Box 9130
Boston MA

National Investor Services FBO          10.20%               Record
55 Water Street 32nd Floor
New York NY

Fleet National Bank Custodian           10.49%               Record
FBO Diocesan Investment Trust
Episcopal Diocese of RI
P.O. Box 92750
Rochester NY

Boston Biomedical Research               5.71%               Record
Institute Inc
Charitable Organization
64 Grove Street
Watertown MA


* Percentage ownership also represents pro-forma percentage ownership of the John Hancock Fund.

As of October 5, 2004, the directors and officers of your fund, as a group, owned in the aggregate less than 1% of the shares outstanding on such date. The trustees and officers of the John Hancock Fund, as a group, owned in the aggregate less than 1% of the outstanding shares of the John Hancock Fund.


EXPERTS

The financial statements and the financial highlights of Independence Fund for the fiscal year ended October 31, 2003 and the six-month period ended April 30, 2004 are incorporated by reference into this proxy statement and prospectus. The financial statements and financial highlights (other than the information for the period ended April 30, 2004, which is unaudited) for Independence Fund have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Independence Fund is and the John Hancock Fund will be subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and will file reports, proxy statements and other information with the Securities and Exchange Commission. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C., Northeast Regional Office, The Woolworth Building, 233 Broadway, New York, New York 10279, and at the Midwest Regional Office (500 West Madison Street, Suite 1400, Chicago, Illinois). Copies of these materials can also be obtained by mail from the Public Reference Section of the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                                                      EXHIBIT A
AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this __rd day of September, 2004, by and between John Hancock Equity Trust, a Massachusetts business trust (the "Acquiring Trust"), on behalf of John Hancock Small Cap Fund (the "Acquiring Fund"), a series of the Acquiring Trust with its principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199, and The Advisors' Inner Circle Fund, a Massachusetts business trust (the "Trust"), on behalf of Independence Small Cap Portfolio (the "Acquired Fund"), a series of the Trust with its principal place of business at One Freedom Valley Road, Oaks, Pennsylvania 19456. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization" as such term is used in Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for (A) the issuance of Class A shares of beneficial interest of the Acquiring Fund (collectively, the "Acquiring Fund Shares" and each, an "Acquiring Fund Share") to the Acquired Fund, and (B) the assumption by the Acquiring Fund of the liabilities and obligations of the Acquired Fund (collectively, the "Assumed Liabilities"), and
(2) the distribution by the Acquired Fund, on or promptly after the Closing Date as provided herein, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement.

WHEREAS, Acquiring Trust and the Trust are each registered investment companies classified as management companies of the open-end type, and the Acquired Fund owns securities that are generally assets of the character in which the Acquiring Fund is permitted to invest.

WHEREAS, the Acquiring Fund is authorized to issue shares of beneficial interest.

WHEREAS, the Board of Trustees of the Acquiring Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquiring Fund shareholders.

WHEREAS, the Board of Trustees of the Trust has determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares, and the assumption of the Assumed Liabilities of the Acquired Fund by the Acquiring Fund are in the best interests of the Acquired Fund shareholders.

NOW, THEREFORE, in consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES AND ASSUMPTION OF THE ASSUMED LIABILITIES; LIQUIDATION AND TERMINATION OF THE ACQUIRED FUND.

   1.1 Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund will transfer all of its assets as set forth in Paragraph 1.2 (the "Acquired Assets") to the Acquiring Fund free and clear of all liens and encumbrances (other than those arising under the Securities Act of 1933, as amended (the "Securities Act"), liens for taxes not yet due and contractual restrictions on the transfer of the Acquired Assets) and the Acquiring Fund agrees in exchange therefor: (i) to issue to the Acquired Fund the number of Acquiring Fund Shares, including fractional Acquiring Fund Shares, determined in the manner set forth in Paragraph 2.2; and (ii) to assume the Assumed Liabilities, as set forth in Paragraph 1.3. Such transactions shall take place at the Closing (as defined in Paragraph 3.1 below).


   1.2 (a) The Acquired Assets shall consist of all of the Acquired Fund's property, including, without limitation, all portfolio securities and instruments, dividends and interest receivables, cash, goodwill, contractual rights of the Acquired Fund or the Trust in respect of the Acquired Fund, all other intangible property owned by the Acquired Fund, originals or copies of all books and records of the Acquired Fund, and all other assets of the Acquired Fund on the Closing Date, excluding (i) the Acquired Fund's rights under this Agreement and in connection with the transaction contemplated hereby, and (ii) in respect of its relationship with any legal counsel, including any attorney-client, attorney work-product, or other legal privileges. The Acquiring Fund shall also be entitled to receive (or to the extent agreed upon between the Trust and the Acquiring Trust, be provided access to) copies of all records that the Trust is required to maintain under the Investment Company Act of 1940, as amended (the "Investment Company Act") and the rules of the Securities and Exchange Commission (the "Commission") thereunder to the extent such records pertain to the Acquired Fund.

      (b) The Acquired Fund has provided the Acquiring Fund with a list of all of the Acquired Fund's securities and other assets as of the date of execution of this Agreement, and the Acquiring Fund has provided the Acquired Fund with a copy of the current fundamental investment policies and restrictions and fair value procedures applicable to the Acquiring Fund. The Acquired Fund reserves the right to sell any of such securities or other assets before the Closing Date (except to the extent sales may be limited by representations of the Acquired Fund contained herein and made in connection with the issuance of the tax opinion provided for in Paragraph 8.5 hereof), but will not, without the prior approval of the Acquiring Fund, acquire any additional securities of the type in which the Acquiring Fund is not permitted to invest in accordance with its fundamental investment policies and restrictions or any securities that are valued at "fair value" under the valuation procedures of either the Acquired Fund or the Acquiring Fund.

1.3 The Acquired Fund will endeavor to discharge all the Acquired Fund's known liabilities and obligations that are or will become due prior to the Closing. The Acquiring Fund shall assume all of the Assumed Liabilities at Closing. Without limiting the forgoing, the Acquiring Fund agrees to assume the obligations of the Trust under the Declaration of Trust to indemnify and hold harmless the trustees and officers of the Trust with respect to any action or omission or alleged action or omission prior to the Reorganization and relating to the Acquired Fund, including the obligation to advance expenses, as set forth in the Trust's Declaration of Trust.

1.4 On or as soon after the Closing Date (as defined below) as is conveniently practicable (the "Liquidation Date"), the Trust shall liquidate the Acquired Fund and distribute pro rata to its shareholders of record (the "Acquired Fund Shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph
     1.1 hereof. Such liquidation and distribution will be accomplished by the Trust instructing the Acquiring Fund to transfer the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund established and maintained by the Acquiring Fund's transfer agent in the names of the Acquired Fund Shareholders and representing the respective pro rata number of the Acquiring Fund Shares due such Acquired Fund Shareholders. The Trust shall promptly provide the Acquiring Fund with evidence of such liquidation and distribution. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5 Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent for its Class A shares. The Acquired Fund Shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be cancelled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund, but shall evidence ownership of Acquiring Fund Shares as determined in accordance with Paragraph 1.1. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered by an Acquired Fund Shareholder, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to such Acquired Fund Shareholder, but such Acquired Fund Shareholder may not redeem or transfer Acquiring Fund Shares received in the Reorganization.

1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 The Acquired Fund shall effect, following the Closing Date, the transfer of the Acquired Assets by the Acquired Fund to the Acquiring Fund, the assumption of the Assumed Liabilities by the Acquiring Fund, and the distribution of the Acquiring Fund Shares by the Acquired Fund to the Acquired Fund Shareholders pursuant to Paragraph 1.4, and the Acquired Fund shall be terminated as a series of the Trust under the laws of the Commonwealth of Massachusetts and in accordance with the Trust's Declaration of Trust and By-Laws.

1.8 Any reporting responsibility of the Trust with respect to the Acquired Fund, including, but not limited to, the responsibility for filing of regulatory reports, Tax Returns (as defined in Paragraph 4.1), or other documents with the Commission, any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority due prior to the Closing is and shall remain the responsibility of the Trust.

2. VALUATION

2.1 The NAV of the Acquiring Fund Shares and the NAV of the Acquired Assets shall, in each case, be determined as of the close of business (4:00 p.m., Boston time) on the Closing Date (the "Valuation Time"). The NAV of each Acquiring Fund Share shall be computed by The Bank of New York (the "Acquiring Fund Custodian") in the manner set forth in the Acquiring Trust's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws, and the Acquiring Fund's then-current prospectus and statement of additional information; provided, however, if the Acquiring Fund has no assets as of the Closing Date, the NAV of each Acquiring Fund Share shall be the same as the NAV of each share of the Acquired Fund. The NAV of the Acquired Assets shall be computed by SEI Investments Global Funds Services (the "Acquired Fund Administrator") by calculating the value of the Acquired Assets and by subtracting therefrom the amount of the liabilities of the Acquired Fund on the Closing Date included on the face of the Statement of Assets and Liabilities of the Acquired Fund delivered pursuant to Paragraph 5.7 (the "Statement of Assets and Liabilities"), said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information. The Acquiring Fund Custodian shall confirm the NAV of the Acquired Assets.

2.2 The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Assets and the assumption of the Assumed Liabilities shall be determined by the Acquiring Fund Custodian by dividing the NAV of the Acquired Assets, as determined in accordance with Paragraph 2.1, by the NAV of each Acquiring Fund Share, as determined in accordance with Paragraph 2.1.

2.3 The Acquiring Fund and the Acquired Fund shall cause the Acquiring Fund Custodian and the Acquired Fund Administrator, respectively, to deliver a copy of its valuation report to the other party at Closing. All computations of value shall be made by the Acquiring Fund Custodian and the Acquired Fund Administrator in accordance with its regular practice as custodian and pricing agent for the Acquiring Fund and the Acquired Fund, respectively.

3. CLOSING AND CLOSING DATE

3.1 The Closing Date shall be December 3, 2004 or such later date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of 5:00 p.m. (Eastern time) on the Closing Date unless otherwise provided (the "Closing"). The Closing shall be held at the offices of Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts, or at such other place as the parties may agree.

3.2 Portfolio securities that are not held in book-entry form in the name of the Union Bank of California (the "Acquired Fund Custodian"), as custodian of the Acquired Fund, as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Acquiring Fund Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Acquiring Fund Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The Acquired Fund Custodian shall deliver portfolio securities held of record by the Acquired Fund Custodian in book-entry form on behalf of the Acquired Fund to the Acquiring Fund Custodian, which shall record the transfer of beneficial ownership thereof on the Acquired Fund Custodian's records.

3.3 The Acquiring Fund Custodian shall deliver within one business day after the Closing a certificate of an authorized officer stating that: (a) the Acquired Assets have been delivered in proper form to the Acquiring Fund on the Closing Date, and (b) all necessary transfer taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made in conjunction with the delivery of portfolio securities as part of the Acquired Assets. Any cash delivered shall be in the form of currency or by the Acquired Fund Custodian crediting the Acquiring Fund's account maintained with the Acquiring Fund Custodian with immediately available funds by wire transfer pursuant to instruction delivered prior to Closing.

3.4 In the event that on the Closing Date (a) the New York Stock Exchange is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading on such exchange or elsewhere is disrupted so that accurate appraisal of the NAV of the Acquiring Fund Shares or the Acquired Assets pursuant to Paragraph 2.1 is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.5 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund Shareholders and the number and percentage ownership of outstanding shares of beneficial interest of the Acquired Fund owned by each such Acquired Fund Shareholder as of the Valuation Time, certified by the President or a Secretary of the Trust and its Treasurer, Secretary or other authorized officer (the "Shareholder List") as being an accurate record of the information (a) provided by the Acquired Fund Shareholders, (b) provided by the Acquired Fund Custodian, or (c) derived from the Trust's records by such officers or one of the Trust's service providers. The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4. REPRESENTATIONS AND WARRANTIES

4.1 Except as set forth on Schedule 4.1 hereto, the Trust, on behalf of the Acquired Fund, represents, warrants and covenants to the Acquiring Fund, which representations, warrantees and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:

      (a) The Acquired Fund is a series of the Trust. The Trust is a business trust validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the Acquired Fund Shareholders, to perform its obligations under this Agreement. The Acquired Fund is not required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. Each of the Trust and the Acquired Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

      (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect. The Acquired Fund is a diversified investment company under the Investment Company Act;

      (c) The Trust is not in violation of, and the execution, delivery and performance of its obligations under this Agreement in respect of the Acquired Fund will not result in a violation of, any provision of the Acquired Fund's Declaration of Trust (the "Acquired Fund's Declaration") or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to the Acquired Fund to which the Trust is a party or by which the Acquired Fund or its assets are bound;

      (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or to its knowledge threatened against the Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings. Neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated or would be binding upon the Acquiring Fund as the successor to the Acquired Fund;

      (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase and sale of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated at or prior to the Closing Date, and no such termination will result in material liability to the Acquired Fund (or the Acquiring Fund);

      (f) The statement of assets and liabilities of the Acquired Fund, and the related statements of income and changes in net asset value as of and for the period ended October 31, 2003 has been audited by PricewaterhouseCoopers LLP, independent auditors, and are in accordance with generally accepted accounting principals ("GAAP") consistently applied and fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such dates and the results of its operations for the periods then ended, and all known liabilities, whether actual or contingent, of the Acquired Fund as of the respective dates thereof are disclosed therein. The Statement of Assets and Liabilities of the Acquired Fund to be delivered as of the Closing Date pursuant to Paragraph 5.7 will be in accordance with GAAP consis-
         tently applied and will fairly reflect, in all material respects, the financial condition of the Acquired Fund as of such date and the results of its operations for the period then ended. No significant deficiency, material weakness, fraud, significant change or other factor that could significantly affect the internal controls of the Acquired Fund has been disclosed in the Acquired Fund's reports on Form N-SAR or Form N-CSR nor were such disclosures necessary in order to enable the chief executive officer and chief financial officer or other officers of the Acquired Fund to make the certifications required by the Sarbanes-Oxley Act;

      (g) Since October 31, 2003, except as specifically disclosed in the Acquired Fund's prospectus or statement of additional information as in effect on the date of this Agreement, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, business or prospects, or any incurrence by the Acquired Fund of indebtedness, except for normal contractual obligations incurred in the ordinary course of business or in connection with the settlement of purchases and sales of portfolio securities. For the purposes of this subparagraph (g) (but not for any other purpose of this Agreement including Paragraph 7.4), a decline in NAV per share of the Acquired Fund arising out of its normal investment operations or a decline in market values of securities in the Acquired Fund's portfolio or a decline in net assets of the Acquired Fund as a result of redemptions shall not constitute a material adverse change;

      (h) (A) For each taxable year of its operation since its inception (including the current taxable year), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has elected to be treated as such and will qualify as such as of the Closing Date and will satisfy the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of
               Section 851(d) of the Code. The Acquired Fund has not taken any action, caused any action to be taken, or caused any action to fail to be taken which action or failure has caused or could cause the Acquired Fund to fail to qualify as a regulated investment company under the Code.

          (B) Within the times and in the manner prescribed by law, the Acquired Fund has properly filed on a timely basis all Tax Returns that it was required to file, and all such Tax Returns were complete and accurate in all respects. The Acquired Fund has not been informed by any jurisdiction that the jurisdiction believes that the Acquired Fund was required to file any Tax Return that was not filed; and the Acquired Fund does not know of any basis upon which a jurisdiction could assert such a position;

          (C) The Acquired Fund has timely paid, in the manner prescribed by law, all Taxes (as defined below), which were due and payable or which were claimed to be due;

          (D) All Tax Returns filed by the Acquired Fund constitute complete and accurate reports of the respective Tax liabilities and attributes of the Acquired Fund or, in the case of information returns and payee statements, the amounts required to be reported, and accurately set forth all items required to be included or reflected in such return;

          (E) The Acquired Fund has not waived or extended any applicable statute of limitations relating to the assessment or allocation of Taxes;

          (F) The Acquired Fund has not been notified that any examinations of the Tax Returns of the Acquired Fund are currently in progress or threatened, and no deficiencies have been asserted or assessed against the Acquired Fund as a result of any audit by the Internal Revenue Service or any state, local or foreign taxing authority and to its knowledge no deficiency has been proposed or threatened;


          (G) The Acquired Fund has no actual or potential liability for any Tax obligation of any taxpayer other than itself. Acquired Fund is not and has never been a member of a group of corporations with which it has filed (or been required to file) consolidated, combined or unitary Tax Returns. The Acquired Fund is not a party to any Tax allocation, Tax sharing, or Tax indemnification agreement;


          (H) The unpaid Taxes of the Acquired Fund for tax periods through the Closing Date do not exceed the accruals and reserves for Taxes (excluding accruals and reserves for deferred Taxes established to reflect timing differences between book and Tax income) set forth on the Statement of Assets and Liabilities, rather than in any notes thereto (the "Tax Reserves"). All Taxes that the Acquired Fund is or was required by law to withhold or collect have been duly withheld or collected and, to the extent required, have been timely paid to the proper governmental agency;

          (I) The Acquired Fund has delivered to the Acquiring Fund or made available to the Acquiring Fund complete and accurate copies of all Tax Returns of the Acquired Fund, together with all related examination reports and statements of deficiency for all periods not closed under the applicable statutes of limitations and complete and correct copies of all private letter rulings, revenue agent reports, information document requests, notices of proposed deficiencies, deficiency notices, protests, petitions, closing agreements, settlement agreements, pending ruling requests and any similar documents submitted by, received by or agreed to by or on behalf of the Acquired Fund. The Acquired Fund has disclosed on its federal income Tax Returns all positions taken therein that could give rise to a substantial understatement of federal income Tax within the meaning of Section 6662 of the Code;

          (J) The Acquired Fund has not undergone, has not agreed to undergo, and is not required to undergo (nor will it be required as a result of the transactions contemplated in this Agreement to undergo) a change in its method of accounting resulting in an adjustment to its taxable income pursuant to Section 481 of the Code. The Acquired Fund will not be required to include any item of income in, or exclude any item of deduction from, taxable income for any taxable period (or portion thereof) ending after the Closing Date as a result of any (i) change in method of accounting for a taxable period ending on or prior to the Closing Date under Section 481(c) of the Code (or any corresponding or similar provision of state, local or foreign income Tax law);
               (ii) "closing agreement" as described in Section 7121 of the Code (or any corresponding or similar provision of state, local or foreign income Tax law) executed on or prior to the Closing Date;
               (iii) installment sale or open transaction disposition made on or prior to the Closing Date; or (iv) prepaid amount received on or prior to the Closing Date;

          (K) The Acquired Fund has not taken any action or agreed to take any action and is not aware of any agreement, plan or other circumstance that is inconsistent with the representations in Annex B or that would otherwise prevent the Reorganization from qualifying as a reorganization under Section 368(a) of the Code;

          (L) There are (and as of immediately following the Closing there will be) no liens on the assets of the Acquired Fund relating to or attributable to Taxes, except for Taxes not yet due and payable;

          (M) The Tax bases of the assets of the Acquired Fund are accurately reflected on the Acquired Fund's Tax books and records;

          (N) The Acquired Fund has not incurred (or been allocated) an "overall foreign loss" as defined in Section 904(f)(2) of the Code which has not been previously recaptured in full as provided in Sections 904(f)(2) and/or 904(f)(3) of the Code;

          (O) The Acquired Fund is not a party to a gain recognition agreement under Section 367 of the Code;

          (P) The Acquired Fund does not own any interest in an entity that is characterized as a partnership for income tax purposes;

          (Q) The Acquired Fund's Tax attributes are not limited under the Code (including but not limited to any capital loss carryforward limitations under Sections 382 or 383 of the Code and the Treasury Regulations thereunder) or comparable provisions of state law; and


          (R) For purposes of this Agreement, "Taxes" shall mean all taxes, charges, fees, levies or other similar assessments or liabilities, including without limitation income, gross receipts, ad valorem, premium, value-added, excise, real property, personal property, sales, use, transfer, withholding, employment, unemployment, insurance, social security, business license, business organization, environmental, workers compensation, payroll, profits, license, lease, service, service use, severance, stamp, occupation, windfall profits, customs, duties, franchise and other taxes imposed by the United States of America or any state, local or foreign government, or any agency thereof, or other political subdivision of the United States or any such government, and any interest, fines, penalties, assessments or additions to tax resulting from, attributable to or incurred in connection with any tax or any contest or dispute thereof; and "Tax Returns" shall mean all reports, returns, declarations, statements, schedules or other information required to be supplied to a governmental or regulatory authority or agency in connection with Taxes.


      (i) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, at no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held of record by the persons and in the amounts set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.5 hereof. The

          Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest of the Acquired Fund, nor is there outstanding any security convertible into any of its shares of beneficial interest of the Acquired Fund;

      (j) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Assets, and full right, power and authority to sell, assign, transfer and deliver the Acquired Assets to the Acquiring Fund, and, upon delivery and payment for the Acquired Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, except such restrictions as might arise under the Securities Act;

      (k) The Trust has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust's Board of Trustees, and, subject to the approval of the Acquired Fund Shareholders, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (l) The information included in the proxy statement (the "Proxy Statement") forming part of the Acquiring Trust's Registration Statement on Form N-14 filed in connection with this Agreement (the "Registration Statement") that has been furnished by the Acquired Fund to the Acquiring Fund in writing specifically for inclusion in the Registration Statement, on the effective date of that Registration Statement and on the Closing Date, will conform in all material respects to the applicable requirements of the Securities Act, the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the Investment Company Act and the rules and regulations of the Commission thereunder and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading;

      (m) Upon the effectiveness of the Registration Statement, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Trust or the Acquired Fund of the transactions contemplated by this Agreement;

      (n) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws, except as may have been previously disclosed in writing to the Acquiring Fund;

      (o) The prospectus and statement of additional information of the Acquired Fund, each dated March 1, 2004 (collectively, the "Acquired Fund Prospectus"), and any amendments or supplements thereto, furnished to the Acquiring Fund, conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of their dates or the dates of their distribution to the public contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which such statements were made, not misleading;

      (p) The Acquired Fund currently complies in all material respects with and since its organization has complied in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquired Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Trust with respect to the Acquired Fund.

      (r) The Acquired Fund has previously provided to the Acquiring Fund (and at the Closing will provide an update through the Closing Date of such information) data which supports a calculation of the Acquired Fund's total return for all periods since the organization of the Acquired Fund. Such data has been prepared in accordance in all material respects with the requirements of the Investment Company Act and the regulation thereunder;

      (s) Neither the Acquired Fund nor, to the knowledge of the Acquired Fund, any "affiliated person" of the Acquired Fund has been convicted of any felony or misdemeanor described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquired Fund, has any affiliated person of the Acquired Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and


      (t) The Acquired Fund Tax Representation Certificate to be delivered by the Acquired Fund to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP at the Closing pursuant to Paragraph 7.4 (the "Acquired Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

4.2 Except as set forth on Schedule 4.2 hereto, the Acquiring Trust on behalf of the Acquiring Fund represents, war rants and covenants to the Acquired Fund, which representations, warranties and covenants will be true and correct on the date hereof and on the Closing Date as though made on and as of the Closing Date, as follows:


      (a) The Acquiring Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to own all of its properties and assets and to perform the obligations under this Agreement. Neither the Acquiring Trust nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Acquiring Trust and the Acquiring Fund have all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted. The Acquiring Fund is a series of the Acquiring Trust and will have no issued or outstanding shares prior to the Closing Date other than those issued to John Hancock Advisers, LLC (or one of its affiliates) and will have no assets (other than the proceeds from the issue of shares to John Hancock Advisors LLC (or one of its affiliates)), liabilities or obligations;


      (b) The Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect;


      (c) The Acquiring Trust's post-effective amendment to its registration statement on Form N-1A that will be in effect on the Closing Date, and the prospectus and statement of additional information of the Acquiring Fund included therein, will conform in all material respects with the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder, and did not as of its date and will not as of the Closing Date contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading;



      (d) The Registration Statement, the Proxy Statement and statement of additional information with respect to the Acquiring Fund, each dated
               2004, and any amendments or supplements thereto on or prior to the Closing Date included in the Registration Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(l) hereof) will conform in all material respects to the applicable requirements of the Securities Act and the Investment Company Act and the rules and regulations of the Commission thereunder. Neither the Registration Statement nor the Proxy Statement (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) includes (or on the Closing Date, as amended and supplemented, will include) any untrue statement of a material fact or omits (or on the Closing Date, as amended and supplemented, will omit) to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;



      (e) The Acquiring Trust and the Acquiring Fund are not in violation of, and the execution and delivery of this Agreement and performance of their obligations under this Agreement will not result in a violation of, any provisions of the Acquiring Trust's Declaration or By-Laws or any material agreement, indenture, instrument, contract, lease or other undertaking with respect to which the Acquiring Trust or the Acquiring Fund is a party or by which the Acquiring Trust or the Acquiring Fund or any of their assets is bound;


      (f) No litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Acquiring Trust or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Acquiring Trust knows of no facts which might form the basis for the institution of such proceedings. Neither the Acquiring Trust nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially adversely affects the Acquiring Fund's business or its ability to consummate the transactions contemplated herein;


      (g) The Acquiring Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Acquiring Fund to fail to qualify as a regulated investment company under the Code. The Acquiring Fund currently complies in all material respects with and since its organization has complied in all material respects with the requirements of, and the rules and regulations under, the Investment Company Act, the Securities Act, the Exchange Act, state "Blue Sky" laws and all other applicable federal and state laws or regulations. The Acquiring Fund currently complies in all material respects with, and since its organization has complied in all material respects with, all investment objectives, policies, guidelines and restrictions and any compliance procedures established by the Acquiring Trust with respect to the Acquiring Fund;


      (h) The authorized capital of the Acquiring Trust consists of an unlimited number of shares of beneficial interest, no par value per share. As of the Closing Date, the Acquiring Fund will be authorized to issue an unlimited number of shares of beneficial interest, no par value per share. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement, will have been duly authorized on the Closing Date and, when so issued and delivered, will be duly and validly issued, fully paid and non-assessable. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

      (i) The Acquiring Fund has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement by the Acquiring Trust and/or the Acquiring Fund has been duly authorized by all necessary action on the part of the Acquiring Trust, the Acquiring Fund and their Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Trust and Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

      (j) The information to be furnished by the Acquiring Trust, the Acquiring Fund or John Hancock Advisers, LLC for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto or the requirements of any form for which its use is intended, and shall not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading;

      (k) No consent, approval, authorization or order of or filing with any court or governmental authority is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund or the Acquiring Trust, except for the registration of the Acquiring Fund Shares under the Securities Act and the Investment Company Act;

      (l) Neither the Acquiring Fund nor, to the knowledge of the Acquiring Fund, any "affiliated person" of the Acquiring Fund has been convicted of any felony or misdemeanor, described in Section 9(a)(1) of the Investment Company Act, nor, to the knowledge of the Acquiring Fund, has any affiliated person of the Acquiring Fund been the subject, or presently is the subject, of any proceeding or investigation with respect to any disqualification that would be a basis for disqualification as an investment adviser, employee, officer or director of an investment company under Section 9 of the Investment Company Act; and

      (m) The Acquiring Fund Tax Representation Certificate to be delivered by the Acquiring Fund to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP at Closing pursuant to Section 6.3 (the "Acquiring Fund Tax Representation Certificate") will not on the Closing Date contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein not misleading.

5. COVENANTS OF EACH OF THE ACQUIRING FUND AND THE ACQUIRED FUND


5.1 The Acquired Fund will operate the Acquired Fund's business in the ordinary course between the date hereof and the Closing Date. It is understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other dividends and distributions necessary or advisable (except to the extent dividends or distributions that are not customary may be limited by representations made in connection with the issuance of the tax opinion described in paragraph 8.5 hereof), in each case payable either in cash or in additional shares.

5.2 The Trust will call a special meeting of Acquired Fund Shareholders to consider approval of this Agreement and act upon the matters set forth in the Proxy Statement.

5.3 The Acquiring Trust will prepare the notice of meeting, form of proxy and Proxy Statement (collectively, "Proxy Materials") in a form acceptable to the Trust, acting reasonably, to be used in connection with such meeting, and will promptly prepare and file with the Commission the Registration Statement on Form N-14 relating to the Reorganization. The Trust will provide the Acquiring Trust with information reasonably necessary for the preparation of the Registration Statement in compliance with the Securities Act, the Exchange Act, and the Investment Company Act.

5.4 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5 The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requires concerning the beneficial ownership of the Acquired Fund's shares.

5.6 Subject to the provisions of this Agreement, each of the Acquired Fund and the Acquiring Fund will take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.7   The Acquired Fund shall furnish to the Acquiring Fund on the Closing
      Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date setting forth the NAV of the Acquired Assets as of the Valuation Time, which statement shall be prepared in accordance with GAAP consistently applied and certified by the Trust's Treasurer or Assistant Treasurer. As promptly as practicable, but in any case within 30 days after the Closing Date, the Trust shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, any capital loss carryovers and other items that will be carried over to the Acquiring Fund under the Code, and which statement will be certified by the Treasurer of the Trust.

5.8 Neither the Acquired Fund nor the Acquiring Fund shall take any action that is inconsistent with the representations set forth in, with respect to the Acquired Fund, the Acquired Fund Tax Representation Certificate, and with respect to the Acquiring Fund, the Acquiring Fund Tax Representation Certificate.

5.9 The Trust shall maintain errors and omissions insurance covering the Trustees and Officers of the Acquired Fund prior to and including the Closing Date.

5.10 From and after the date of this Agreement and until the Closing Date, each of the Funds and the Acquiring Trust and the Trust shall use its commercially reasonable efforts to cause the Reorganization to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Reorganization from qualifying as a reorganization under the provisions of Section 368(a) of the Code. The parties hereby adopt this Agreement as a "plan of reorganization" within the meaning of Sections 1.368-2(g) and 1.368-3(a) of the income tax regulations promulgated under the Code. Unless otherwise required pursuant to a "determination" within the meaning of Section 1313(a) of the Code, the parties hereto shall treat and report the transactions contemplated hereby as a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and shall not take any position inconsistent with such treatment.


5.11 From and after the date of this Agreement and through the time of the Closing on the Closing Date, the Acquired Fund shall use its commercially reasonable efforts to cause the Acquired Fund to qualify, and will not knowingly take any action, cause any action to be taken, fail to take any action or cause any action to fail to be taken which action or failure to act could prevent the Acquired Fund from qualifying as a regulated investment company under the provisions of Subchapter M of the Code.

5.12 Acquired Fund shall prepare, or cause to be prepared all Tax Returns of the Acquired Fund for taxable periods that end on or before the Closing Date and shall timely file, or cause to be timely filed, all such Tax Returns. Acquired Fund shall make any payments of Taxes required to be made with respect to any such Tax Returns. The Acquiring Fund shall promptly reimburse the Acquired Fund for the amount of any such Taxes paid by the Acquired Fund to the extent of any Tax Reserves in respect of such Taxes for the unfiled Tax Returns specifically set forth on the Statement of Assets and Liabilities.

5.13 The Acquired Fund will use it reasonable efforts to cause the Acquired Fund Administrator to provide such back up certification regarding the Acquired Fund's disclosure and internal controls as the Acquiring Fund shall reasonably request in order to enable the officers of the Acquiring Fund to make any required certifications in accordance with the Sarbanes-Oxley Act or the regulations thereunder.

6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

The obligations of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquiring Fund and the Acquiring Trust of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions, unless waived by the Acquired Fund in writing:

6.1 All representations and warranties by or on behalf of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

6.2 The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Acquiring Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Trust on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Paragraph 6 have been met, and as to such other matters as the Acquired Fund shall reasonably request;

6.3 The Acquiring Fund shall have delivered to the Acquired Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquiring Fund Tax Representation Certificate, satisfactory to the Acquired Fund, substantially in the form attached to this Agreement as Annex A, concerning certain tax-related matters with respect to the Acquiring Fund;

6.4 With respect to the Acquiring Fund, the Board of Trustees of the Acquiring Trust shall have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

6.5 The Acquiring Fund shall have delivered to the Acquired Fund an opinion of counsel, which may be internal counsel of John Hancock Advisers, LLC, dated as of the Closing Date, addressed to and in form and substance satisfactory to the Trust, to the effect that: (i) Acquiring Trust is duly organized under the laws of the Commonwealth of Massachusetts and the Acquiring Fund is a validly existing series of the Acquiring Trust;
      (ii) Acquiring Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect; (iii) The Acquiring Fund has the trust power and authority to enter into and perform its obligations under this Agreement; (iv) The execution, delivery and performance of this Agreement by the Acquiring Trust and/or the Acquiring Fund has been duly authorized by all necessary action on the part of the Acquiring Trust, the Acquiring Fund and their Board of Trustees, and, assuming due authorization, execution and delivery by the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquiring Trust and Acquiring Fund, enforceable in accordance with its terms; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification; (v) to the best of counsel's knowledge, no consent, approval, authorization or order of or filing with any federal or Commonwealth of Massachusetts state court or administrative or regulatory agency is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquiring Fund or the Acquiring Trust that has not already been obtained, other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquiring Fund; and (vi) the Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement have been duly authorized and upon issuance thereof in accordance with this Agreement will be validly issued, fully paid and non-assessable by the Acquiring Trust.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust and Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions, unless waived by the Acquiring Fund in writing:

7.1 All representations and warranties of the Acquired Fund contained in this Agreement by or on behalf of the Trust and Acquired Fund shall be true and correct as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 The Trust shall have delivered to the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund pursuant to Paragraph 5.7, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Trust's Treasurer or Assistant Treasurer;

7.3 The Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name of the Trust on behalf of the Acquired Fund by its President or Secretary and a Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund contained in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, that each of the conditions to closing in this Paragraph 7 have been met, and as to such other matters as the Acquiring Fund shall reasonably request;

7.4 The Acquired Fund shall have delivered to the Acquiring Fund and Wilmer Cutler Pickering Hale and Dorr LLP an Acquired Fund Tax Representation Certificate, satisfactory to the Acquiring Fund, substantially in the form attached to this Agreement as Annex B, concerning certain tax-related matters with respect to the Acquired Fund; and

7.5 With respect to the Acquired Fund, the Board of Trustees of the Trust shall have determined that the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing the Acquired Fund Shareholders would not be diluted as a result of the Reorganization.


7.6 The Acquired Fund shall have delivered to the Acquiring Fund an opinion of counsel of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, addressed to and in form and substance satisfactory to the Acquiring Trust, to the effect that: (i) Trust is duly organized under the laws of the Commonwealth of Massachusetts and the Acquired Fund is a validly existing series of the Trust; (ii) Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the Investment Company Act is in full force and effect; (iii) The Acquired Fund has the trust power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement by the Trust and/or the Acquired Fund has been duly authorized by all necessary action on the part of the Trust, the Acquired Fund and their Board of Trustees, and, assuming due authorization, execution and delivery by the Acquiring Fund, this Agreement will constitute a valid and binding obligation of the Trust and Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification; and
      (iv) to the best of counsel's knowledge, no consent, approval, authorization or order of or filing with any court or administrative or regulatory agency is required for the execution of this Agreement or the consummation of the transactions contemplated by the Agreement by the Acquired Fund or the Trust that has not already been obtained, other than where the failure to obtain any such consent, approval, order or authorization would not have a material adverse effect on the operations of the Acquired Fund.

8. FURTHER CONDITIONS PRECEDENT


If any of the conditions set forth below do not exist on or before the Closing Date with respect to either party hereto, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the Acquired Fund Shareholders in accordance with the provisions of the Trust's Declaration of Trust and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither party hereto may waive the conditions set forth in this Paragraph 8.1;

8.2 On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky and securities authorities) deemed necessary by either party hereto to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party hereto, provided that either party may waive any such conditions for itself;

8.4 Each of the Acquiring Trust's Registration Statement on Form N-14 and the post-effective amendment to the Acquiring Trust's Registration Statement on Form N-1A adding the Acquiring Fund as a series of the Acquiring Trust (and reflecting the Acquiring Fund as the accounting successor of the Acquired Fund) shall have become effective under the Securities Act and no stop orders suspending the effectiveness of either of such Registration Statements shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the Securities Act;

8.5 The parties shall have received an opinion of Wilmer Cutler Pickering Hale and Dorr LLP, satisfactory to the Trust and the Acquiring Trust, substantially to the effect that for federal income tax purposes the acquisition by the Acquiring Fund of the Acquired Assets solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of the Assumed Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the Acquired Fund Shareholders in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a) of the Code. Notwithstanding anything herein to the contrary, neither the Acquired Fund nor the Trust may waive the conditions set forth in this Paragraph 8.5.

9. BROKERAGE FEES AND EXPENSES


9.1 Each party hereto represents and warrants to the other party hereto that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.


9.2 The parties have been informed by John Hancock Advisers, LLC that it will pay the expenses attributable to the Acquired Fund incurred in connection with the Reorganization whether or not the Reorganization is consummated.

10. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES


10.1 The Acquiring Fund and the Acquired Fund each agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraphs 4.1 or 4.2 hereof and that this Agreement constitutes the entire agreement between the parties.



10.2 The representations, warranties and covenants contained in this Agreement (other than the Acquiring Fund's obligations with respect to Assumed Liabilities) or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.


11. TERMINATION


11.1 This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

      (a) because of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

      (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

      (c) by resolution of the Acquiring Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders;

      (d) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund Shareholders; or

      (e) if the transactions contemplated by this Agreement shall not have occurred on or prior to June 30, 2005 or such other date as the parties may mutually agree upon in writing.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Trust or the Acquired Fund, or the Trustees or officers of the Trust or the Acquired Fund, but, subject to Paragraph 9.2, each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12. AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Trust and the Acquiring Trust; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Trust pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of waiving the condition set forth in Paragraph 8.5 of this Agreement or of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund Shareholders under this Agreement to the detriment of the Acquired Fund Shareholders without their further approval; provided that nothing contained in this Paragraph 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13. NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquired Fund, c/o SEI Investments, One Freedom Valley Road, Oaks Pennsylvania 19456 Attention: William E. Zitelli, with copies to: Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, N.W. Washington D.C. 20004, Attention: John M. Ford, Esq., and the Acquiring Fund c/o John Hancock Advisers, LLC, 101 Huntington Avenue, Boston, Massachusetts 02199, Attention: Susan S. Newton, with copies to Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: David C. Phelan, Esq.

14. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT


14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the prior written consent of the other party hereto. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, or other entity, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement, except that the trustees of the Trust are intended third-party beneficiaries of the Acquiring Fund's covenants set forth in the last sentence of Paragraph 1.3.

14.5 It is expressly agreed that the obligations of the Acquiring Trust and the Trust shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents or employees personally, but bind only to the trust property of the Acquiring Fund or the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Trust, respectively. The execution and delivery of this

      Agreement have been authorized by the Trustees of each of the Acquiring Trust and the Trust and this Agreement has been executed by authorized officers of the Acquiring Trust and the Trust, acting as such, and neither such authorization by such Trustees nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to imposed any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund and the Acquired Fund, as the case may be, as provided in the trust instruments of the Acquiring Trust and the Trust, respectively.


IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and attested by its Secretary or Assistant Secretary.


                                  THE ADVISORS' INNER CIRCLE FUND on behalf of
                                  INDEPENDENCE SMALL CAP
Attest:                           PORTFOLIO
By:                               By:
   ------------------------------    ------------------------------

Name:                             Name:
Title:                            Title:
                                  JOHN HANCOCK EQUITY TRUST, on behalf of
                                  JOHN HANCOCK SMALL CAP
Attest:                           FUND
By:                               By:
   ------------------------------    ------------------------------

Name: Susan S. Newton             Name:
Title: Secretary                  Title:

                                     Thank
                                      You

                                  for mailing
                                  your proxy
                                 card promptly!






[John Hancock logo]                        John Hancock Funds, LLC
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WORLDWIDE SPONSOR
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

JOHN HANCOCK
Small Cap Fund


--------------------------------------------------------------------------------
Prospectus                                                            10.15.2004
--------------------------------------------------------------------------------


[John Hancock LOGO]

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

--------------------------------------------------------------------------------
Contents
================================================================================

            JOHN HANCOCK SMALL CAP FUND                                        4

            YOUR ACCOUNT
            --------------------------------------------------------------------
            Choosing a share class                                             6
            How sales charges are calculated                                   6
            Sales charge reductions and waivers                                7
            Opening an account                                                 8
            Buying shar[GRAPHIC] es                                            9
            Selling shares                                                    10
            Transaction policies                                              12
            Dividends and account policies                                    13
            Additional investor services                                      13

            FUND DETAILS
            --------------------------------------------------------------------
            Business structure                                                14
            Financial highlights                                              15

            FOR MORE INFORMATION                                      BACK COVER
            --------------------------------------------------------------------

Small Cap Fund

[GRAPHIC] GOAL AND STRATEGY

The fund seeks capital appreciation. To pursue this goal, the fund normally invests at least 80% of its assets in equity securities of small-capitalization companies (companies in the capitalization range of the Russell 2000 Index, which was $67.8 million to $1.97 billion, as of August 31, 2004).

In managing the portfolio, the portfolio manager selects securities using a bottom-up selection process that focuses on stocks of statistically undervalued yet promising companies that he believes are likely to show improving fundamental prospects with an identifiable catalyst for change. Such catalysts may include, but are not limited to, a new product, new management, regulatory changes, industry or company restructuring or a strategic acquisition.

The portfolio manager attempts to identify undervalued securities using quantitative screening parameters, including various financial ratios and "earnings per share" revisions, which measure the change in earnings estimate expectations. The portfolio manager additionally narrows the list of stocks using fundamental security analysis, which may include on-site visits, outside research and analytical judgment.


The fund may sell a security if, among other reasons, it reaches the target price set by the portfolio manager; the management team decides, by using the same quantitative screens it analyzed in the selection process, that the stock is statistically overvalued; or the portfolio manager believes earnings expectations or the fundamental outlook for the company have deteriorated.


The fund may make limited use of certain derivatives (investments whose value is based on securities, indexes, or currencies).

In abnormal circumstances, the fund may invest extensively in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
[GRAPHIC] PAST PERFORMANCE

This section normally shows how the fund's total return has varied from year to year, along with a broad-based market index for reference. Performance information is not shown because the fund has not yet commenced operations. If approved by the shareholders of Independence Small Cap Portfolio, the fund will acquire all of the assets of Independence Small Cap Portfolio on December 3, 2004, pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. As successor to Independence Small Cap Portfolio, the fund will assume that fund's historical performance record after the reorganization. For the past performance of Independence Small Cap Portfolio, see the Independence Small Cap Portfolio prospectus dated March 1, 2004.

[GRAPHIC] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements.

The fund's management strategy has a significant influence on fund performance. Small-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform investments that focus on medium- or large-capitalization stocks. To the extent that the fund invests in a given industry, its performance will be hurt if that industry performs poorly. In addition, if the manager's security selection strategies or the quantitative screening parameters do not perform as expected, the fund could underperform its peers or lose money.

Stocks of smaller companies are more volatile than stocks of larger companies. Many smaller companies have short track records, narrow product lines or niche markets, making them highly vulnerable to isolated business setbacks.

To the extent that the fund makes investments with additional risks, these risks could increase volatility or reduce performance:

o    Certain derivatives could produce disproportionate losses.

o In a down market, higher-risk securities and derivatives could become harder to value or to sell at a fair price; this risk could also affect small-capitalization stocks, especially those with low trading volumes.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

================================================================================

[GRAPHIC] YOUR EXPENSES

Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly. The figures below show estimated annual expenses. Actual expenses may be greater or less.

-----------------------------------------------------------------------------------------
Shareholder transaction expenses(1)                  Class A         Class B    Class C
-----------------------------------------------------------------------------------------

Maximum front-end sales charge (load) on purchases
as a % of purchase price                               5.00%           none       none


Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever is less    none(2)         5.00%      1.00%
-----------------------------------------------------------------------------------------
Annual operating expenses                              Class A         Class B    Class C
-----------------------------------------------------------------------------------------
Management fee                                         0.90%           0.90%      0.90%

Distribution and service (12b-1) fees                  0.30%           1.00%      1.00%

Other expenses                                         0.53%           0.53%      0.53%

Total fund operating expenses                          1.73%           2.43%      2.43%

Expense reimbursement (at least until 12-3-05)         0.08%           0.08%      0.08%

Net annual operating expenses                          1.65%           2.35%      2.35%

The hypothetical example below shows what your expenses would be after the expense reimbursement (through December 3, 2005) if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                            Year 1        Year 3      Year 5     Year 10
--------------------------------------------------------------------------------
Class A                             $659          $1,010      $1,385     $2,433

Class B with redemption             $738          $1,050      $1,488     $2,587

Class B without redemption          $238          $  750      $1,288     $2,587

Class C with redemption             $338          $  750      $1,288     $2,760

Class C without redemption          $238          $  750      $1,288     $2,760

(1)  A $4.00 fee will be charged for wire redemptions.
(2) Except for investments of $1 million or more; see "How sales charges are calculated."

================================================================================
SUBADVISER

Independence Investment LLC

Team responsible for day-to-day
investment management

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

PORTFOLIO MANAGER

Charles S. Glovsky, CFA
Principal and senior vice president of subadviser
Joined subadviser in 2000
Senior portfolio manager, Dewey Square
 Investors Corp. (1998-2000)
Began business career in 1979

FUND CODES
Class A        Ticker            --

               CUSIP             41014V802

               Newspaper         --
               SEC number        811-4079
               JH fund number    --

Class B        Ticker            --

               CUSIP             41014V885

               Newspaper         --
               SEC number        811-4079
               JH fund number

Class C        Ticker            --

               CUSIP             41014V877

               Newspaper         --
               SEC number        811-4079
               JH fund number    --

Your account
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------

o    A front-end sales charge, as described at right.

o    Distribution and service (12b-1) fees of 0.30%.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------

o    No front-end sales charge; all your money goes to work for you right away.

o    Distribution and service (12b-1) fees of 1.00%.

o    A deferred sales charge, as described on following page.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
 Class C
--------------------------------------------------------------------------------

o    No front-end sales charge; all your money goes to work for you right away.

o    Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.

For actual past expenses of each share class, see the fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker/dealer receives a percentage of these sales charges and fees. In addition, John Hancock Funds may pay significant compensation out of its own resources to your broker-dealer.

Your broker/dealer or agent may charge you a fee to effect transactions in fund shares.

--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------

                                                  As a % of       As a % of your
Your investment                              offering price*          investment
Up to $49,999                                         5.00%                5.26%

$50,000 - $99,999                                     4.50%                4.71%

$100,000 - $249,999                                   3.50%                3.63%

$250,000 - $499,000                                   2.50%                2.56%

$500,000 - $999,999                                   2.00%                2.04%

$1,000,000 and over                               See below

* Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, Class I or Class R shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial adviser at the time you purchase a fund's Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21. This includes investments held in a retirement account, an employee benefit plan or at a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds' Web site at www.jhfunds.com. You may also consult your broker or financial adviser or refer to the section entitled "Initial Sales Charge on Class A Shares" in the funds' Statement of Additional Information. You may request a Statement of Additional Information from your broker or financial adviser, access the funds' Web site at www.jhfunds.com or call 1-800-225-5291.

Investments of $1 million or more Class A shares are available with no front-end sales charge. There is a contingent deferred sales charge (CDSC) on any Class A shares upon which a commission or finder's fee was paid that are sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
Class A deferred charges on $1 million+ investments
--------------------------------------------------------------------------------

                                                                  CDSC on shares
Your investment                                                       being sold
First $1M - $4,999,999                                                     1.00%
Next $1 - $5M above that                                                   0.50%
Next $1 or more above that                                                 0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.


6 YOUR ACCOUNT

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------

                                                                  CDSC on shares
Years after purchase                                                  being sold
1st year                                                                   5.00%
2nd year                                                                   4.00%
3rd or 4th year                                                            3.00%
5th year                                                                   2.00%
6th year                                                                   1.00%
After 6th year                                                             none
--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                                                       CDSC
1st year                                                                   1.00%
After 1st year                                                             none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.


o Accumulation Privilege -- lets you add the value of any class of shares of any John Hancock funds you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund's Class A shares during the next 13 months. The calculation of this amount would include Accumulations and Combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the funds agree to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for retirement plan investors is a 48-month Letter of Intention, described in the SAI.


o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize any reduction you must: Complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250) and individual investors may close their accounts at any time.

To utilize this program you must: Contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).


                                                                  YOUR ACCOUNT 7

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o    to make payments through certain systematic withdrawal plans

o certain retirement plans participating in Merrill Lynch or PruArray programs

o redemptions pursuant to the fund's right to liquidate an account less than $1,000

o redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

o    to make certain distributions from a retirement plan

o    because of shareholder death or disability

To utilize this waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize this privilege you must: Contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

o individuals transferring assets from an employee benefit plan into a John Hancock fund

o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

o participants in certain 529 plans that have a signed agreement with John Hancock Funds (one-year CDSC may apply)

o certain retirement plans participating in Merrill Lynch or PruArray programs


o any shareholder account of Independence Small Cap Portfolio as of December 3, 2004 (including shareholder accounts held in a broker's name or other omnibus account).


To utilize a waiver you must: Contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers Front-end sales charges and CDSCs are generally not imposed in connection with the following transactions:

o exchanges from one John Hancock Fund to the same class of any other John Hancock Fund (see "Transactions Policies" in this prospectus for additional details)

o dividend reinvestments (see "Dividends and Account Policies" in this prospectus for additional details)

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1    Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

o    non-retirement account: $1,000

o    retirement account: $250

o    group investments: $250

o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month


3 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.


4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


8 YOUR ACCOUNT

--------------------------------------------------------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------------------------------------------------------
               Opening an account                                            Adding to an account
By check

[GRAPHIC]      o Make out a check for the investment amount, payable         o Make out a check for the investment amount
                 to "John Hancock Signature Services, Inc."                    payable to "John Hancock Signature Services, Inc."

               o Deliver the check and your completed application to         o Fill out the detachable investment slip from an
                 your financial representative, or mail them to                account statement. If no slip is available,
                 Signature Services (address below).                           include a note specifying the fund name, your
                                                                               share class, your account number and the name(s)
                                                                               in which the account is registered.

                                                                             o Deliver the check and your investment slip or
                                                                               note to your financial representative, or mail
                                                                               them to Signature Services (address below).

By exchange

[GRAPHIC]      o Call your financial representative or Signature             o  Log on to www.jhfunds.com to process exchanges
                 Services to request an exchange.                               between funds.

                                                                             o  Call EASI-Line for automated service 24 hours a
                                                                                day using your touch-tone phone at
                                                                                1-800-338-8080.

                                                                             o  Call your financial representative or Signature
                                                                                Services to request an exchange.

By wire

[GRAPHIC]      o Deliver your completed application to your financial        o  Instruct your bank to wire the amount of your
                 representative, or mail it to Signature Services.              investment to:
                                                                                   First Signature Bank & Trust
               o Obtain your account number by calling your financial              Account # 900000260
                 representative or Signature Services.                             Routing # 211475000

               o Instruct your bank to wire the amount of your               Specify the fund name, your share class, your
                 investment to:                                              account number and the name(s) in which the
                    First Signature Bank & Trust                             account is registered. Your bank may charge a
                    Account # 900000260                                      fee to wire funds.
                    Routing # 211475000

               Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

 By Internet

[GRAPHIC]      See "By exchange" and "By wire."                              o  Verify that your bank or credit union is a
                                                                                member of the Automated Clearing House (ACH)
                                                                                system.

                                                                             o  Complete the "Bank Information" section on your
                                                                                account application.

                                                                             o  Log on to www.jhfunds.com to initiate purchases
                                                                                using your authorized bank account.

 By phone

[GRAPHIC]      See "By exchange" and "By wire."                              o  Verify that your bank or credit union is a
                                                                                member of the Automated Clearing House (ACH)
                                                                                system.

                                                                             o  Complete the "Bank Information" section on your
                                                                                account application.

                                                                             o  Call EASI-Line for automated service 24 hours a
                                                                                day using your touch-tone phone at
                                                                                1-800-338-8080.

                                                                             o  Call your financial representative or call
                                                                                Signature Services between 8 A.M. and 7 P.M.
                                                                                Eastern Time on most business days.

                                                                             To open or add to an account using the Monthly
                                                                             Automatic Accumulation Program, see "Additional
                                                                             investor services."

--------------------------------------------------------------------------------

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.


                                                                  YOUR ACCOUNT 9

--------------------------------------------------------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------------------------------------------------------
                                                                             To sell some or all of your shares
By letter

[GRAPHIC]      o  Accounts of any type.                                      o  Write a letter of instruction or complete a
                                                                                stock power indicating the fund name, your
               o  Sales of any amount.                                          share class, your account number, the name(s)
                                                                                in which the account is registered and the
                                                                                dollar value or number of shares you wish to
                                                                                sell.

                                                                             o  Include all signatures and any additional
                                                                                documents that may be required (see next page).

                                                                             o  Mail the materials to Signature Services.

                                                                             o  A check will be mailed to the name(s) and
                                                                                address in which the account is registered, or
                                                                                otherwise according to your letter of
                                                                                instruction.

 By Internet

[GRAPHIC]      o  Most accounts.                                             o  Log on to www.jhfunds.com to initiate
                                                                                redemptions from your funds.
               o  Sales of up to $100,000.

 By phone

[GRAPHIC]      o  Most accounts.                                             o  Call EASI-Line for automated service 24 hours a
                                                                                day using your touch-tone phone at
               o  Sales of up to $100,000.                                      1-800-338-8080.

                                                                             o  Call your financial representative or call
                                                                                Signature Services between 8 A.M. and 7 P.M.
                                                                                Eastern Time on most business days.

 By wire or electronic funds transfer (EFT)

[GRAPHIC]      o  Requests by letter to sell any amount.                     o  To verify that the Internet or telephone
                                                                                redemption privilege is in place on an account,
               o  Requests by Internet or phone to sell up to $100,000.         or to request the form to add it to an existing
                                                                                account, call Signature Services.

                                                                             o  Amounts of $1,000 or more will be wired on the
                                                                                next business day. A $4 fee will be deducted
                                                                                from your account.

                                                                             o  Amounts of less than $1,000 may be sent by EFT
                                                                                or by check. Funds from EFT transactions are
                                                                                generally available by the second business day.
                                                                                Your bank may charge a fee for this service.

 By exchange

[GRAPHIC]      o  Accounts of any type.                                      o  Obtain a current prospectus for the fund into
                                                                                which you are exchanging by Internet or by
               o  Sales of any  amount.                                         calling your financial representative or
                                                                                Signature Services.

                                                                             o  Log on to www.jhfunds.com to process exchanges
                                                                                between your funds.

                                                                             o  Call EASI-Line for automated service 24 hours a
                                                                                day using your touch-tone phone at
                                                                                1-800-338-8080.

                                                                             o  Call your financial representative or Signature
                                                                                Services to request an exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


10 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o    your address of record has changed within the past 30 days

o    you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

------------------------------------------------------------------------------------------------------------------------------------
Seller                                                                        Requirements for written requests            [GRAPHIC]
------------------------------------------------------------------------------------------------------------------------------------
Owners of individual, joint or UGMA/UTMA accounts                             o  Letter of instruction.
(custodial accounts for minors).
                                                                              o  On the letter, the signatures and titles of all
                                                                                 persons authorized to sign for the account,
                                                                                 exactly as the account is registered.

                                                                              o  Signature guarantee if applicable (see above).


Owners of corporate, sole proprietorship, general partner                     o  Letter of instruction.
or association accounts.
                                                                              o  Corporate business/organization resolution,
                                                                                 certified within the past 12 months, or a John
                                                                                 Hancock Funds business/organization
                                                                                 certification form.

                                                                              o  On the letter and the resolution, the signature
                                                                                 of the person(s) authorized to sign for the
                                                                                 account.

                                                                              o  Signature guarantee if applicable (see above).



Owners or trustees of trust accounts.                                         o  Letter of instruction.

                                                                              o  On the letter, the signature(s) of the
                                                                                 trustee(s).

                                                                              o  Copy of the trust document certified within the
                                                                                 past 12 months or a John Hancock Funds trust
                                                                                 certification form.

                                                                              o  Signature guarantee if applicable (see above).


Joint tenancy shareholders with rights of survivorship                        o  Letter of instruction signed by surviving tenant.
whose co-tenants are deceased.
                                                                              o  Copy of death certificate.

                                                                              o  Signature guarantee if applicable (see above).


Executors of shareholder estates.                                             o  Letter of instruction signed by executor.

                                                                              o  Copy of order appointing executor, certified
                                                                                 within the past 12 months.

                                                                              o  Signature guarantee if applicable (see above).


Administrators, conservators, guardians and other sellers                     o  Call 1-800-225-5291 for instructions.
or account types not listed above.

--------------------------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.
--------------------------------------------------------------------------------


                                                                 YOUR ACCOUNT 11

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value (NAV) per share for each class of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time). The fund uses market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable. The fund may also value securities at fair value if the value of these securities has been materially affected by events occurring after the close of a foreign market. Foreign stock or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell shares.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line, accessing www.jhfunds.com, or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus).

Until June 30, 2005, any shareholder of Independence Small Cap Portfolio registered on this fund's books in the shareholder's name as of December 3, 2004 may convert their Class A shares to Class I shares of the fund upon request, provided that the shareholder meets the criteria for investment in Class I shares as set forth in the fund's Class I share prospectus.

Excessive trading The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

The fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the fund reasonably believes that the trading activity in the account(s) would be disruptive to the fund. For example, the fund may refuse a purchase order if the fund's adviser believes that it would be unable to invest the money effectively in accordance with the fund's investment policies or the fund would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors.

The fund and/or its service providers currently undertake a variety of measures designed to help detect market timing activity including monitoring shareholder transaction activity and cash flows. The trading history of accounts under common ownership or control may be considered in enforcing these policies. Despite these measures, however, the fund and/or its service providers may not be able to detect or prevent all instances of short-term trading. For example, the fund may not have suffi-cient information regarding the beneficial ownership of shares owned through financial intermediaries or other omnibus-type account arrangements to enforce these policies.


Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.


Certificated shares The fund does not issue share certifi-cates. Shares are electronically recorded.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.


12 YOUR ACCOUNT

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment automatic investment or systematic withdrawal) that affects your account balance

o    after any changes of name or address of the registered owner(s)

o    in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund generally distributes most or all of its net earnings annually in the form of dividends. The fund declares and pays any income dividends annually. Capital gains, if any, are typically distributed annually.

Dividend reinvestments Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of more than $10 mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends Dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's long-term capital gains are taxable as capital gains; dividends from the fund's income and short-term capital gains are generally taxable as ordinary income. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, your fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges. If your account balance is $100 or less and no action is taken, the account will be liquidated.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o    Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o    Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

Fund securities The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site, www.jhfunds.com. The funds' Web site also lists fund holdings.


                                                                 YOUR ACCOUNT 13

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the fund. The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.

The trustees have the power to change the fund's investment goal without shareholder approval. The trustees also have the power to change the fund's policy of investing at least 80% of its assets in small-capitalization companies without shareholder approval. The fund will provide shareholders with written notice at least 60 days prior to a change in this 80% policy.

The management firm The fund is managed by John Hancock Advisers, LLC. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and managed approximately $29 billion in assets as of June 30, 2004.

The subadviser Independence Investment LLC ("Independence") was founded in 1982 and provides investment advisory services to individual and institutional investors, and was investment adviser to the fund's predecessor, Independence Small Cap Portfolio. Independence is a wholly owned subsidiary of John Hancock Financial Services, Inc. (a subsidiary of Manulife Financial Corporation) and, as of June 30, 2004, had total assets under management of approximately $10 billion.

Management fee The fund pays the investment adviser a management fee at an annual rate of 0.90% of the fund's average net assets.


                            ========================
                                  Shareholders
                            ========================


                               Distribution and
                              shareholder services


                    =========================================
                          Financial services firms and
                             their representatives

                         Advise current and prospective
                     shareholders on their fund investments,
                           often in the context of an
                            overall financial plan.
                    =========================================


               ===================================================
                              Principal distributor

                             John Hancock Funds, LLC

                     Markets the fund and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
               ===================================================


               ===================================================
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                 Handles shareholder services, including record-
               keeping and statements, distribution of dividends
                    and processing of buy and sell requests.
               ===================================================


                       ==================================
                                   Subadviser

                           Independence Investment LLC
                                 53 State Street
                                Boston, MA 02109

                        Provides portfolio management to
                                   the fund.
                       ==================================


                       ==================================
                               Investment adviser

                           John Hancock Advisers, LLC
                              101 Huntington Avenue
                              Boston, MA 02199-7603

                        Manages the fund's business and
                             investment activities.
                       ==================================


                       ==================================
                                    Custodian

                              The Bank of New York
                              One Wall Street New
                                 York, NY 10286

                      Holds the fund's assets, settles all
                      portfolio trades and collects most of
                         the valuation data required for
                           calculating the fund's NAV.
                       ==================================


                                      Asset
                                   management


                       ==================================
                                    Trustees

                         Oversee the fund's activities.
                       ==================================


14 FUND DETAILS

FINANCIAL HIGHLIGHTS

This section normally details the performance of the fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year. Financial highlights are not shown because the fund has not yet commenced operations. If approved by the shareholders of Independence Small Cap Portfolio, a series of the Advisors' Inner Circle Fund, the fund will acquire all of the assets of Independence Small Cap Portfolio on December 3, 2004, pursuant to an agreement and plan of reorganization in exchange for Class A shares of the fund. As successor to Independence Small Cap Portfolio, the fund will assume that fund's financial highlights. For the financial highlights of Independence Small Cap Portfolio, see the Independence Small Cap Portfolio prospectus dated March 1, 2004.


                                                                 FUND DETAILS 15

--------------------------------------------------------------------------------
For more information

Two documents are available that offer further information on the John Hancock Small Cap Fund:

Annual/Semiannual Report to Shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:
By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080 By

TDD: 1-800-554-6713

On the Internet: www.jhfunds.com

Or you may view or obtain these documents from the SEC:
By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov

(C)2004 JOHN HANCOCK FUNDS, LLC        820PN   10/04
--------------------------------------------------------------------------------

[John Hancock LOGO]

John Hancock Funds, LLC
MEMBER NASD

101Huntington Avenue
Boston, MA 02199-7603

www.jhfunds.com

PROXY TABULATOR
P.O. BOX 9132
HINGHAM, MA 02043-9132

VOTE TODAY BY MAIL, TOUCH-TONE PHONE                 VOTE THIS PROXY CARD TODAY!
OR THE INTERNET. CALL TOLL-FREE 1-888-221-0697    YOUR PROMPT RESPONSE WILL SAVE
OR LOG ON TO www.proxyweb.com                 THE EXPENSE OF ADDITIONAL MAILINGS

999 999 999 999 99


INDEPENDENCE SMALL CAP PORTFOLIO
SPECIAL MEETING OF SHAREHOLDERS - December 1, 2004
PROXY SOLICITATION BY THE BOARD OF TRUSTEES

The undersigned, revoking previous proxies, hereby appoint(s) James Ndiaye to vote all of the shares of beneficial interest of Independence Small Cap Portfolio (your fund) which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of your fund to be held at the offices of SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, PA on December 1, 2004 at 11:00 a.m., Eastern time, and any adjournment(s) of the Meeting. Receipt of the Proxy Statement dated October 20, 2004 is hereby acknowledged.

                                                    PLEASE SIGN, DATE AND RETURN
                                                   PROMPTLY IN ENCLOSED ENVELOPE
                                                 Date ____________________, 2004
                                                --------------------------------

                                                --------------------------------
                                                  Signature(s) (Sign in the Box)
                    NOTE: Signature(s) should agree with the name(s) printed herein. When signing as attorney, executor, administrator, trustee or guardian, please give your full name as such. If a corporation, please sign in full corporate name by president or other authorized officer. If a partnership, please sign in partnership name by authorized person.
                                                                      JH/ISCP lp

Please fill in box as shown using black or blue ink or number 2 pencil. PLEASE DO NOT USE FINE POINT PENS. [X]



                                                     VOTE THIS PROXY CARD TODAY!
                                                  YOUR PROMPT RESPONSE WILL SAVE
                                              THE EXPENSE OF ADDITIONAL MAILINGS

THIS PROXY WILL BE VOTED IN FAVOR OF ("FOR") PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES WILL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT.


(1) To approve an Agreement and Plan of Reorganization between Independence Small Cap Portfolio ("your fund") and John Hancock Small Cap Fund (the "John Hancock Fund"). Under this Agreement, as more fully described in the accompanying proxy statement, your fund will transfer all of its assets to the John Hancock Fund in exchange for Class A shares of the John Hancock Fund, a newly-created fund with substantially similar investment objectives and policies as your fund.

                               FOR   AGAINST   ABSTAIN
                               [ ]     [ ]       [ ]

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD

JH/ISCP lp

                          Internet Proxy Voting Service
                                Proxy Voting Form
                               John Hancock Funds
                 Independence Small Cap Portfolio

           THE TRUSTEES RECOMMEND A VOTE"FOR" THE FOLLOWING PROPOSAL.

Proposal (1)   To approve an Agreement and Plan of            [ ]FOR [ ] AGAINST
               Reorganization between Independence Small Cap  [ ] ABSTAIN
               Portfolio ("your fund") and John Hancock Small
               Cap Fund (the "John Hancock Fund"). Under this
               Agreement, as more fully described in the accompanying proxy statement, your fund will transfer all of its assets to the John Hancock
               Fund in exchange for Class A shares of the John
               Hancock Fund, a newly-created fund with
               substantially similar investment objectives and policies as your fund.

--------------------------------------------------------------------------------
       Please refer to the proxy statement for discussion of this matter.
   If no specification is made on the proposal, the proposal will be voted for
--------------------------------------------------------------------------------
                                                                         _______
To receive an optional email confirmation, enter your email address here:_______

             Please review your selections carefully before voting.
If you vote more than once on the same Proxy, only your last (most recent) vote will be considered valid.

                                  ------
           Press this button to   Submit  your Proxy Vote.
                                  ------

                           JOHN HANCOCK SMALL CAP FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 15, 2004


This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the related Prospectus (dated October 20, 2004) which covers Class A shares of beneficial interest of John Hancock Small Cap Fund to be issued in exchange for shares of beneficial interest of Independence Small Cap Portfolio. Please retain this Statement of Additional Information for further reference.


The Prospectus is available to you free of charge (please call 1-800- 225-5291)


EXHIBITS                                                                      2
INTRODUCTION                                                                  2
INCORPORATION BY REFERENCE                                                    2
ADDITIONAL INFORMATION ABOUT INDEPENDENCE SMALL
  CAP PORTFOLIO                                                               3
FUND HISTORY                                                                  3
DESCRIPTION OF THE FUND AND ITS INVESTMENT RISK                               3
MANAGEMENT OF INDEPENDENCE SMALL CAP PORTFOLIO                                3
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                           3
INVESTMENT ADVISORY AND OTHER SERVICES                                        3
BROKERAGE ALLOCATION AND OTHER PRACTICES                                      3
CAPITAL STOCK AND OTHER SECURITIES                                            3
PURCHASE, REDEMPTION AND PRICING OF SHARES                                    3
TAXATION OF THE FUND                                                          3
UNDERWRITERS                                                                  3
CALCULATION OF PERFORMANCE DATA                                               3
FINANCIAL STATEMENTS                                                          4
ADDITIONAL INFORMATION ABOUT JOHN HANCOCK SMALL
  CAP FUND                                                                    4
FUND HISTORY                                                                  4
DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS
MANAGEMENT OF JOHN HANCOCK SMALL CAP FUND                                     4
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                           4
INVESTMENT ADVISORY AND OTHER SERVICES                                        4
BROKERAGE ALLOCATION AND OTHER PRACTICES                                      4
CAPITAL STOCK AND OTHER SECURITIES                                            4
PURCHASE, PREDEMPTON AND PRICING OF SHARES                                    4
TAXATION OF THE FUND                                                          5
UNDERWRITERS                                                                  5
CALCULATION OF PERFORMANCE DATE                                               5
FINANCIAL STATEMENTS                                                          5

                                    EXHIBITS

   The following documents are attached as exhibits to this Statement of Additional Information ("SAI"):

     Exhibit A - SAI,  dated  October 15, 2004,  of John Hancock  Small Cap Fund
          (the "John Hancock Fund")

     Exhibit B - SAI,  dated May 1, 2004,  of  Independence  Small Cap Portfolio
          (the "Independence Portfolio")

     Exhibit C - Annual Report and Semiannual Report, dated October 31, 2003 and
          April 30, 2004, of Independence Portfolio

     Pro  forma  financial   statements  are  not  included  since  Independence
     Portfolio is being combined with John Hancock Small Cap Fund, which is newly created and does not have material assets or liabilities.


                                  INTRODUCTION

   This Statement of Additional Information is intended to supplement the information provided in a Proxy Statement and Prospectus dated October 20, 2004 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of Independence Portfolio into John Hancock Fund in connection with the solicitation by the management of Independence Portfolio of proxies to be voted at the Meeting of Shareholders of Independence Portfolio to be held on December 1, 2004.


                           INCORPORATION BY REFERENCE

The following documents are incorporated by reference into this SAI:

         The Independence Portfolio SAI (file no. 811-6400), filed with the Securities and Exchange Commission on March 1, 2004 (accession number:
         0001135428-04-000095)

         Annual Report for the period ended October 31, 2003 of Independence Portfolio (file no. 811-6400), filed with the Securities and Exchange Commission on January 5, 2004 (accession number:0000935069-04-000049)

         Semiannual Report for the period ended April 30, 2004 of Independence Portfolio (file no. 811-6400), filed with the Securities and Exchange Commission on July 7, 2004 (accession number: 0000935069-04-000958)

         The John Hancock Fund SAI (file no. 2-92548), filed with the Securities and Exchange Commission on September 15, 2004 (accession number:0001010521-04-000216)

                          ADDITIONAL INFORMATION ABOUT
                             INDEPENDENCE PORTFOLIO


FUND HISTORY

   For additional information about Independence Portfolio generally and its history, see "The Trust" in the Independence Portfolio SAI.


DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

   For additional information about the Independence Portfolio's investment objective, policies, risks and restrictions, see "Description of Permitted Investments", and "Investment Policies of the Fund" in the Independence Portfolio SAI.


MANAGEMENT OF INDEPENDENCE SMALL CAP PORTFOLIO


   For additional information about Independence Portfolio's Board of Directors, and the officers and management personnel of Independence Portfolio, see "Trustees and Officers of the Trust" in the Independence Portfolio SAI.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

   For additional information about ownership of shares of Independence Portfolio, see "5% and 25% Shareholders" in the Independence Portfolio SAI.


INVESTMENT ADVISORY AND OTHER SERVICES

   For additional information about advisory and other services, see "Investment Advisory and Other Services", "The Administrator", "The Distributor", "Transfer Agent", and "Custodian" in the Independence Portfolio SAI.


BROKERAGE ALLOCATION AND OTHER PRACTICES

   For additional information about Independence Portfolio's brokerage allocation practices, see "Brokerage Allocation and Other Practices" in the Independence Portfolio SAI.


CAPITAL STOCK AND OTHER SECURITIES

   For additional information about the voting rights and other characteristics of Independence Portfolio's shares, see "Description of Shares" in the Independence Portfolio SAI.


PURCHASE, REDEMPTION AND PRICING OF SHARES

   For additional information about share purchase, redemption and pricing of Independence Portfolio shares, see "Purchasing and Redeeming Shares"and "Determination of Net Asset Value" in the Independence Portfolio SAI.


TAXATION OF THE FUND

   For additional information about tax matters, see "Taxes" in the Independence Portfolio SAI.


UNDERWRITERS

   For additional information, see "The Distributor" in the Independence Portfolio SAI.

CALCULATION OF PERFORMANCE DATA
 Not applicable

FINANCIAL STATEMENTS

   For additional information, see "Independent Auditors" in the Independence Portfolio SAI.


                          ADDITIONAL INFORMATION ABOUT
                           JOHN HANCOCK SMALL CAP FUND


FUND HISTORY

   For additional information about the John Hancock Fund generally and its history, see "Organization of the Fund" in the John Hancock Fund SAI.


DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

   For additional information about John Hancock Fund's investment objective, policies, risks and restrictions see "Investment Objectives and Policies" and "Investment Restrictions" in the John Hancock Fund SAI.



MANAGEMENT OF JOHN HANCOCK SMALL CAP FUND


   For additional informational about John Hancock Fund's Board of Trustees, officers and management personnel, see "Those Responsible for Management" in the John Hancock Fund SAI.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


   For additional information about ownership of shares of John Hancock Fund, see "Those Responsible for Management" in the John Hancock Fund SAI.



INVESTMENT ADVISORY AND OTHER SERVICES

   For additional information, see "Investment Advisory and Other Services," "Transfer Agent Services," "Custody of Portfolio" and "Independent Auditors" in the John Hancock Fund SAI.


BROKERAGE ALLOCATION AND OTHER PRACTICES

   For additional information about John Hancock Fund's brokerage allocation practices, see "Brokerage Transactions" in the John Hancock Fund SAI.


CAPITAL STOCK AND OTHER SECURITIES

   For additional information about the voting rights and other characteristics of shares of beneficial interest of John Hancock Fund, see "Description of the Fund's Shares" in the John Hancock Fund SAI.


PURCHASE, REDEMPTION AND PRICING OF SHARES

   For additional information about purchase, redemption and pricing, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Special Redemptions," "Additional Services and Programs" and "Purchase and Redemptions through Third Parties" in the John Hancock Fund SAI.

TAXATION Of THE FUND

   For additional information about tax matters, see "Tax Status" in the John Hancock Fund SAI.


UNDERWRITERS

   For additional information about John Hancock Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the John Hancock Fund SAI.


CALCULATION OF PERFORMANCE DATA

   For additional information about the investment performance of John Hancock Fund, see "Calculation of Performance" in the John Hancock Fund SAI.

FINANCIAL STATEMENTS
 Not applicable